Filed with the Securities and Exchange Commission on March 11, 2021

1933 Act Registration File No. 033-20827

1940 Act Registration File No. 811-05518

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	273	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	278	[ X ]

(Check Appropriate Box or Boxes)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Copies to:

SALVATORE FAIA	MICHAEL P. MALLOY, ESQUIRE
The RBB Fund, Inc.	Faegre Drinker Biddle & Reath LLP
615 East Michigan Street	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202-5207	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on March 12, 2021 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 PROSPECTUS
dated March 15, 2021

Stance Equity ESG Large Cap Core ETF

(NYSE Arca, Inc.: STNC)

A series of The RBB Fund, Inc.

This ETF is different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

•	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

•	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

•	These additional risks may be even greater in bad or uncertain market conditions.

•	The ETF will publish on its website each day a “Portfolio Reference Basket” designed to help trading in shares of the ETF. While the Portfolio Reference Basket includes all the names of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF portfolio secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.

For additional information regarding the unique attributes and risks of the ETF, see “Principal Investment Risks-Portfolio Reference Basket Structure Risk” in the Summary Section and “Additional Information about the Fund-Portfolio Reference Basket Structure Risk” below.

Effective January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the "SEC"), paper copies of the Fund's annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800-617-0004 to inform the Fund that you wish to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Fund’s shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Summary Section	1
Additional Information About The Fund	7
Management Of The Fund	12
How To Buy And Sell Shares	14
Dividends, Distributions, And Taxes	16
Distribution	19
Additional Considerations	19
Financial Highlights	22

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or The RBB Fund, Inc. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

Stance Equity ESG Large Cap Core ETF

Summary Section

Investment Objective

The investment objective of the Stance Equity ESG Large Cap Core ETF (the “Fund”) is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.95%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.95%
Fees Waived(2)	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%

(1)	“Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
(2)	Under the terms of an expense limitation agreement entered into by The RBB Fund, Inc. (the “Company”) and Red Gate Advisers, LLC (the “Adviser”), the Adviser has contractually agreed to waive a portion of its unitary management fee for the first year of the Fund’s operations to the extent necessary to limit the Fund’s annual operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not exceeding 0.85% annually of the Fund’s average daily net assets. This contractual limitation may not be terminated before the end of the Fund's first year of operations without the approval of the Board of Directors of the Company. The Adviser may recover from the Fund fees waived for a period of three years after such fees were incurred, provided that the repayments do not cause the Fund’s operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.85% annually of the Fund’s average daily net assets, or, if less, the expense limitation that was in place at the time the fees were waived.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$87	$293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Information on fund portfolio turnover will be noted once the Fund has an operating history.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that will invest, under normal circumstances at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in exchange-traded equity securities of U.S. large capitalization issuers that meet environmental, social, and governance (“ESG”) standards, as determined by the Fund’s sub-adviser, Stance Capital, LLC (the “Sub-Adviser”). The Fund currently considers companies within the Russell 1000® Index and S&P 500® Index to be large capitalization issuers.

In identifying investments for the Fund, the Sub-Adviser utilizes three independent processes. First, the Sub-Adviser applies a rules-based ESG methodology which seeks to identify the top 50% from each industry and sub-industry in the universe of large capitalization companies. Companies who have exclusively or primarily engaged in weapons, tobacco, or thermal coal are generally excluded from consideration. The remaining universe is then quantitatively scored against industry group peers on up to 21 sustainability-related key performance indicators ("KPIs") such as energy productivity, carbon intensity, water dependence, waste profile and KPIs relating to governance, including capacity to innovate, unfunded pension fund liabilities, chief executive officer/average worker pay, safety performance, employee turnover, leadership diversity, percentage tax paid, and percent of bonus linked to sustainability performance. The securities in the top 50% may be retained. The Sub-Adviser utilizes data feeds from third parties that the Sub-Adviser considers, in its sole discretion, as trustworthy and/or have expertise in specific KPI areas. The current primary external data source is Corporate Knights Research, but such firm or firms may change in the Sub-Adviser's discretion. Corporate Knights Research is based in Toronto, and is a leading media firm in Canada focused on climate risk. For over 20 years they have published an annual ranking of the most sustainable companies in the world. Their methodology is rules-based and forms the foundation of the Sub-Adviser's approach to ESG scoring. Second, the Sub-Adviser applies a machine learning model which uses financial, risk, and other factors to identify companies that are most likely to outperform both in absolute returns and in risk adjusted returns over the next quarter. In the final process, the portfolio is optimized to minimize tail risk and maximize diversification The Sub-Adviser generally re-balances the portfolio quarterly. Positions are sold quarterly if the Sub-Adviser decides they are no longer optimal in the portfolio.

The Fund’s investment portfolio is focused, generally composed of at least 30 investment positions.

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. While the Fund does not place any restrictions on its level of sector concentration, it will limit its investments in industries within any particular sector to less than 25% of the Fund’s total assets. On each rebalancing date, investments within a particular sector will also be capped at up to twice the weight of the sector within the S&P 500 Index.

The Fund intends to elect to be, and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Semi-Transparent Actively-Managed ETF with Portfolio Reference Basket Structure. The Fund is an actively-managed, semi-transparent ETF. Unlike traditional ETFs, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Portfolio Reference Basket”—and certain related information about the Portfolio Reference Basket relative to the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Portfolio Reference Basket Disclosures”), which are intended to help keep the market price of the Fund’s Shares trading at or close to the underlying net asset value (“NAV”) per Share of the Fund. While the Portfolio Reference Basket includes all of the Fund’s holdings, it is not the Fund’s Actual Portfolio because the holdings will be weighted differently, subject to a minimum weightings overlap of 90% with the Fund’s Actual Portfolio at the beginning of each trading day. The Fund also discloses the maximum deviation between the weightings of the specific securities in the Portfolio Reference Basket and the weightings of those specific securities in the Actual Portfolio, as well as between the weighting of the respective cash positions (the “Guardrail Amount”). The Guardrail Amount is intended to ensure that no individual security in the Portfolio Reference Basket will be overweighted or underweighted by more than the publicly disclosed percentage when compared to the actual weighting of each security within the Actual Portfolio as of the beginning of each trading day. The Fund is actively-managed and does not seek to track an index.

Principal Investment Risks

The value of the Fund’s investments may decrease, which will cause the value of the Fund’s Shares to decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

●	Portfolio Reference Basket Structure Risk. Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund discloses daily the identities of all portfolio holdings, but not the exact quantities or weightings. Instead, the Fund discloses a Portfolio Reference Basket generated each day by a proprietary algorithmic process that is designed to closely track the daily performance of the Fund’s Actual Portfolio on any given trading day. Although the Portfolio Reference Basket and Portfolio Reference Basket Disclosures are intended to provide authorized participants and other market participants with enough information to allow them to engage in effective arbitrage transactions that will help keep the market price of the Shares trading at or close to the underlying NAV per Share of the Fund, there is a risk that market prices will vary significantly from the underlying NAV of the Fund, which may be heightened during periods of market disruption or volatility. Similarly, Shares may trade at a wider bid/ask spread than shares of traditional ETFs and may therefore be more costly for investors to trade, which may be heightened during periods of market disruption or volatility. Additionally, the Portfolio Reference Basket structure itself may result in additional trading costs because the Fund may receive or deliver holdings in different weightings on any given day than the weightings of the Fund’s Actual Portfolio, which may result in portfolio turnover, and related transaction costs, to re-align the Actual Portfolio with the Fund’s intended investment strategy. In addition, although the Fund seeks to benefit from keeping its Actual Portfolio secret, market participants may attempt to use the Portfolio Reference Basket to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory practices, such as front-running the Fund’s trading activity or free-riding on the Fund’s investment strategy, that may potentially harm the Fund and its shareholders. There can be no assurance that the Portfolio Reference Basket structure will operate as intended. The Portfolio Reference Basket structure is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Portfolio Reference Basket structure as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the proprietary algorithmic process employed to create a Portfolio Reference Basket that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of authorized participants and other market participants to trade based on the Portfolio Reference Basket. In the event that the Portfolio Reference Basket structure does not result in effective arbitrage opportunities in the Fund Shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads and tracking error than traditional ETFs. For at least the first three years after launch of the Fund, if the tracking error (relative to the Actual Portfolio) exceeds 1%, or if, for 30 or more days in any quarter or 15 days in a row, the absolute difference between either the closing price or the mid-point of the highest bid and lowest offer at the time of calculation of the NAV (the “Bid/Ask Price”), on one hand, and NAV, on the other, exceeds 2.00% or the bid/ask spread exceeds 2.00%, the Adviser will recommend appropriate remedial measures to the Board of Directors (the “Board”) of the Company for its consideration, which may include, but are not limited to, liquidation of the Fund.

o	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

o	Cash Transactions Risk. Unlike traditional ETFs, the securities in the Fund’s basket of securities exchanged for a Creation Unit will not correspond pro rata to the positions in the Fund’s portfolio, and the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

3

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Portfolio Reference Basket and/or Actual Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present.

o	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although the Portfolio Reference Basket structure is intended to provide market participants with enough information to allow for an effective arbitrage mechanism that will help to keep the market price of the Fund’s Shares at or close to the Fund’s NAV, there is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. This risk is heightened in times of market volatility or periods of steep market declines. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Portfolio Reference Basket does not provide the same level of transparency as the daily publication of the actual portfolio by a traditional ETF. This could cause the Fund’s Shares to have wider bid/ask spreads and larger premiums/discounts than traditional ETFs using the same or similar investment strategies.

o	Limitations of Intraday Indicative Value (IIV) Risk. The Exchange or a market data vendor intends to disseminate the approximate per share value of the Fund’s Portfolio Reference Basket every 15 seconds (the ‘‘intraday indicative value’’ or ‘‘IIV’’). The IIV should not be viewed as a ‘‘real-time’’ update of the NAV per share of the Fund because (i) the IIV is not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the Portfolio Reference Basket and not on the Fund’s Actual Portfolio. The Fund, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, the Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser or sub-advisers, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser and sub-advisers have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, and/or may incur substantial losses and may limit or stop purchases of the Fund.

●	Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the environmental, social and governance factors that the Fund applies in selecting securities. The Fund intends to invest in companies with measurable high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s returns may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Fund seeks to identify companies that it believes may have higher ESG ratings, but investors may differ in their views of ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

4

●	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

●	Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

●	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

●	Model Risk. The Fund seeks to pursue its investment objective by using proprietary models that incorporate quantitative analysis. Investments selected using these models may perform differently than as forecasted due to the factors incorporated into the models and the weighting of each factor, changes from historical trends, and issues in the construction and implementation of the models (including, but not limited to, software issues and other technological issues). There is no guarantee that the Sub-Adviser’s use of these models will result in effective investment decisions for the Fund. The information and data used in the models may be supplied by third parties. Inaccurate or incomplete data may limit the effectiveness of the models. In addition, some of the data that the models use may be historical data, which may not accurately predict future market movement. There is a risk that the models will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

●	New Fund Risk. The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Fund.

●	Portfolio Turnover Risk. A high portfolio turnover rate (100% or more on an annualized basis) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which adversely impacts the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in any particular market sector.

o	Healthcare Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

o	Technology Securities Risk. The securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Performance Information:

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.stancefunds.com or by calling the Fund toll free at 800-617-0004.

5

Management

Investment Adviser and Sub-Advisers

Red Gate Advisers, LLC serves as the investment adviser to the Fund. Stance Capital, LLC and Vident Investment Advisory, LLC each serve as a sub-adviser to the Fund.

Portfolio Managers

Team Member	Primary Titles	Start Date with Fund
Bill Davis	Managing Director, Portfolio Manager at Stance Capital, LLC	Inception (March 15, 2021)
Kyle Balkissoon	Managing Director, Portfolio Manager at Stance Capital, LLC	Inception (March 15, 2021)
Rafael Zayas	Senior Vice President, Head of Portfolio Management and Trading at Vident Investment Advisory, LLC	Inception (March 15, 2021)
Ryan Dofflemeyer	Senior Portfolio Manager at Vident Investment Advisory, LLC	Inception (March 15, 2021)

Purchase and Sale of Fund Shares

Shares are listed on a national securities exchange, such as the Exchange, and most investors will buy and sell Shares through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market.

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 5,000 Shares, though this may change from time to time. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

6

Additional Information about the Fund

Investment Objective

The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Additional Principal Strategy Information

Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund discloses the identities of all portfolio holdings daily, but not the exact quantities or weightings. Instead, the Fund discloses a Portfolio Reference Basket generated each day by a proprietary algorithmic process that is designed to closely track the daily performance of the Fund’s Actual Portfolio on any given trading day. A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”).

Given that this structure is unlike fully-transparent active ETFs, the Adviser will monitor on an on-going basis how Shares trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. For at least the first three years after launch of the Fund, the Adviser will promptly call a meeting of the Board (and will present to the Board for its consideration, recommendations for appropriate remedial measures), and the Board will promptly meet, if the tracking error (relative to the Actual Portfolio) exceeds 1%, or if, for 30 or more days in any quarter or 15 days in a row, the absolute difference between either the closing price or the Bid/Ask Price, on one hand, and NAV, on the other, exceeds 2.00% or the bid/ask spread exceeds 2.00%. In such a circumstance, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, or tracking error, as applicable. The Board will then decide whether to take any such action. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund.

Additional Principal Risk Information

The value of the Fund’s investments may decrease, which will cause the value of the Fund’s Shares to decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.

●	Portfolio Reference Basket Structure Risk. Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund discloses daily the identities of all portfolio holdings, but not the exact quantities or weightings. Instead, the Fund discloses a Portfolio Reference Basket generated each day by a proprietary algorithmic process that is designed to closely track the daily performance of the Fund’s Actual Portfolio on any given trading day. Although the Portfolio Reference Basket and Portfolio Reference Basket Disclosures are intended to provide authorized participants and other market participants with enough information to allow them to engage in effective arbitrage transactions that will help keep the market price of the Shares trading at or close to the underlying NAV per Share of the Fund, there is a risk that market prices will vary significantly from the underlying NAV of the Fund, which may be heightened during periods of market disruption or volatility. Similarly, Shares may trade at a wider bid/ask spread than shares of traditional ETFs and may therefore be more costly for investors to trade, which may be heightened during periods of market disruption or volatility. “Bid” refers to the highest price a buyer will pay to buy a specified number of shares of a stock at any given time. “Ask” refers to the lowest price at which a seller will sell the stock. The difference between the bid price and the ask price is called the “spread.” Additionally, the Portfolio Reference Basket structure itself may result in additional trading costs because the Fund may receive or deliver holdings in different weightings on any given day than the weightings of the Fund’s Actual Portfolio, which may result in portfolio turnover, and related transaction costs, to re-align the Actual Portfolio with the Fund’s intended investment strategy. In addition, although the Fund seeks to benefit from keeping its Actual Portfolio secret, market participants may attempt to use the Portfolio Reference Basket to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory practices, such as front-running the Fund’s trading activity or free-riding on the Fund’s investment strategy, that may potentially harm the Fund and its shareholders. There can be no assurance that the Portfolio Reference Basket structure will operate as intended. The Portfolio Reference Basket structure is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Portfolio Reference Basket structure as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the proprietary algorithmic process employed to create a Portfolio Reference Basket that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of authorized participants and other market participants to trade based on the Portfolio Reference Basket. Although the Fund provides an independent third party with information to generate the Portfolio Reference Basket, the Fund is not involved in the actual calculation of the Portfolio Reference Basket and is not responsible for the calculation or dissemination of the Portfolio Reference Basket. The Fund makes no warranty as to the accuracy of the Portfolio Reference Basket or that it will produce the intended results. In the event that the Portfolio Reference Basket structure does not result in effective arbitrage opportunities in the Fund Shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads and tracking error (relative to the Actual Portfolio) than traditional ETFs. For at least the first three years after launch of the Fund, if the tracking error exceeds 1%, or if, for 30 or more days in any quarter or 15 days in a row, the absolute difference between either the closing price or the Bid/Ask Price, on one hand, and NAV, on the other, exceeds 2.00% or the bid/ask spread exceeds 2.00%, the Adviser will recommend appropriate remedial measures to the Fund’s Board of Directors for its consideration, which may include, but are not limited to, liquidation of the Fund.

7

o	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Predatory Trading Practices Risk. Although the Fund seeks to benefit from keeping its portfolio holdings information secret, market participants may attempt to use the Portfolio Reference Basket and related Portfolio Reference Basket Disclosures to identify the Fund’s holdings and trading strategy. If successful, this could result in such market participants engaging in predatory trading practices that could harm the Fund and its shareholders. The Portfolio Reference Basket and related Portfolio Reference Basket Disclosures have been designed to minimize the risk that market participants could “reverse engineer” the Fund’s portfolio and investment strategy, but they may not be successful in this regard.

o	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares of the Fund may be bought and sold in the secondary market at market prices. Although the Portfolio Reference Basket structure is intended to provide market participants with enough information to allow for an effective arbitrage mechanism that will help to keep the market price of the Fund’s Shares at or close to the Fund’s NAV, there is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. This risk is heightened in times of market disruption or volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Portfolio Reference Basket does not provide the same level of transparency as the daily publication of the actual portfolio by a traditional ETF. This could cause the Fund’s Shares to have wider bid/ask spreads and larger premiums/discounts than traditional ETFs using the same or similar investment strategies. Therefore, the Fund’s Shares may cost investors more to trade than traditional ETF shares, especially during periods of market disruption or volatility.

8

o	Secondary Market Trading Risk. Although the Fund’s Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Portfolio Reference Basket and/or Actual Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. If the Exchange becomes aware that the NAV, Portfolio Reference Basket, or Actual Portfolio is not disseminated to all market participants at the same time, the Exchange shall halt trading in such series until such time as the NAV, Portfolio Reference Basket, or Actual Portfolio is available to all market participants at the same time. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange. Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. Trading halts may have more effect on the Fund because of its semi-transparent structure. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of the Fund’s underlying holdings, which can be significantly less liquid than the Fund’s Shares.

●	Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s investment adviser or sub-advisers and other service providers (including, but not limited to, Fund accountant, custodian, transfer agent and administrator), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the investment adviser and sub-advisers have each established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

●	ESG Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund applies in selecting securities. The Fund intends to invest in companies with measurable high ESG ratings relative to their sector peers, and screen out particular companies that do not meet their ESG criteria. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s returns may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Fund seeks to identify companies that it believes may have higher ESG ratings, but investors may differ in their views of ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

●	Equity Markets Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value. Common stocks are generally exposed to greater risk that other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises.

9

●	Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The prices of securities held by the Fund may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has spread internationally. The outbreak has resulted in closing borders and quarantines, enhanced health screenings, cancellations, disrupted supply chains and customer activity, and has produced general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect national and global economies, individual companies and the market in general in a manner that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

●	New Fund Risk. The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Fund.

●	Portfolio Turnover Risk. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Sub-Adviser feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Sub-Adviser considers portfolio changes appropriate.

10

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in any particular market sector.

o	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

o	Technology Securities Risk. Investments in technology securities present special risk considerations. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the technology industry, both domestically and internationally, may affect negatively the financial condition of technology companies, and a substantial investment in technology securities may subject the Funds to more volatile price movements than a more diversified securities portfolio. In certain instances, technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent and new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. As a result of these and other reasons, investments in the technology industry can experience sudden and rapid appreciation and depreciation.

In addition, the Fund may make substantial investments in companies that develop or sell computer hardware or software and peripheral products, including computer components, which present additional risks. These companies are often dependent on the existence and health of other products or industries and face highly competitive pressures, product licensing, trademark and patent uncertainties and rapid technological changes, which may have a significant effect on their financial condition. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth.

Additional Information About the Fund’s Non-Principal Risks. This section provides additional information regarding certain non-principal risks of investing in the Fund. The risk listed below could have a negative impact on the Fund’s performance and trading prices.

●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of the Fund’s Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

11

●	Legal and Regulatory Change Risks. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The SEC and other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on the Fund could be substantial and adverse.
●	Registered Investment Company Compliance Risk. The Fund intends to elect to be, and intends to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code. To maintain the Fund’s qualification for federal income tax treatment as a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, the Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

Temporary Investments. The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking temporary defensive positions (up to 100% of its assets) in high quality fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Management of the Fund

Investment Adviser

The investment adviser for the Fund is Red Gate Advisers, LLC (the “Adviser”). The Adviser is located at Gateway Corporate Center, Ste 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317. The Adviser is owned by Craig Urciuoli and Chadds Ford Investment Management, LLC (“CFIM”), a Pennsylvania limited liability company. CFIM is controlled by Salvatore Faia and Margaret Faia. Mr. Faia is President and Chief Compliance Officer of the Company. Mr. Urciuoli is the Director of Marketing & Business Development for the Company.

Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Fund’s sub-advisers, pursuant to the terms of an investment advisory agreement between the Company and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent directors and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business (“Excluded Expenses”).

Under the terms of an expense limitation agreement entered into by the Company and the Adviser, the Adviser has contractually agreed to waive a portion of its unitary management fee for the first year of the Fund’s operations to the extent necessary to limit the Fund’s annual operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not exceeding 0.85% annually of the Fund’s average daily net assets. The Adviser may recover from the Fund fees waived for a period of three years after such fees were incurred, provided that the repayments do not cause the Fund’s operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.85% annually of the Fund’s average daily net assets, or, if less, the expense limitation that was in place at the time the fees were waived.

12

A discussion regarding the Board’s approval of the Advisory Agreement and the factors the Board considered with respect to the Fund will be available in the Fund’s first annual or semi-annual report to shareholders.

Sub-Advisers

Stance Capital, LLC (the “Sub-Adviser”) is a Massachusetts limited liability company located at 75 Central Street, 5th Floor, Boston, Massachusetts 02109. Pursuant to the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, other than certain functions delegated to Vident Investment Advisory, LLC, the Sub-Adviser is responsible for the day-to-day management of the Fund, may make investment decisions for the Fund as determined necessary by the Sub-Adviser, and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Sub-Adviser receives a fee from the Adviser, calculated daily and paid monthly, equal to 0.40% of the average daily net assets of the Fund.

Vident Investment Advisory, LLC (“Vident”) is a Delaware limited liability company located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. Vident was formed in 2014 and provides investment advisory services to exchange-traded funds, including the Fund. Vident is responsible for selecting broker-dealers to execute purchase and sale transactions, as instructed by the Sub-Adviser, subject to the supervision of the Adviser and the Board. Pursuant to a sub-advisory agreement, the Adviser pays Vident a fee, calculated daily and paid monthly, of 0.05% of average daily net assets up to $250 million, 0.045% of average daily net assets for assets over $250 million to up to $500 million, and 0.04% for average daily net assets in excess of $500 million.

A discussion regarding the Board’s approval of the sub-advisory agreements and the factors the Board considered with respect to the Fund will be available in the Fund’s first annual or semi-annual report to shareholders.

The Sub-Adviser’s Portfolio Management Team

Bill Davis:

Mr. Davis founded Stance Capital to bring to market investment portfolios that mitigate material environmental, social, and governance risks and generate excess returns while at the same time allowing investors to align their portfolios with their belief systems. Prior to forming Stance, Bill was co-founder and Managing Director of Empirical Asset Management, and Portfolio Manager on EAM Sustainable Equity, a strategy he launched in 2014. Prior to co-founding Empirical, he was the founder and CEO of Ze-gen, a venture and private equity backed renewable energy company. Mr. Davis received a B.A. from Connecticut College, and his career in business has included serving as CEO or founder of numerous companies including Database Marketing Corporation, Holland Mark, and Cambridge Brand Analytics. He serves on the Board of Ceres, chairs Ceres’ President’s Council, and leads a shareholder engagement effort within Climate Action 100+, a collaborative effort between United Nations Principles of Responsible Investment (UNPRI) and Ceres.

Kyle Balkissoon:

Mr. Balkissoon joined Stance to leverage and advance state of the art machine learning and analysis methods to help clients outperform while adhering to their values. Prior to joining Stance, Kyle led Cognitive Forecasting at IBM, where he was responsible for the development of large forecasting systems for clients in areas such as sales growth, crop yield, replenishment, demand forecasting, advertising, and others. He was an independent data science consultant and led quantitative ESG research at Corporate Knights Capital. Kyle has an M.SC in Financial Markets from EDHEC, a B.Sc in Mathematical Sciences from McMaster University, and a B.A. in Economics from McMaster University. He has contributed to several open source packages in the quantitative finance space and given talks at various conferences in quantitative finance.

Vident’s Portfolio Management Team

Rafael Zayas, CFA, Senior Vice President (SVP) – Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is SVP, Head of Portfolio Management and Trading – Prior focus on international Equities, for Vident Investment Advisory, specializing in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining Vident Investment Advisory, he was a Portfolio Manager at Russell Investments for over 5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for 150 million in internationally listed global equity ETFs and assisted in managing 3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

13

Ryan Dofflemeyer, Senior Portfolio Manager – Mr. Dofflemeyer has over 16 years of trading and portfolio management experience across various asset classes including both ETFs and mutual funds. He is Senior Portfolio Manager for Vident Investment Advisory, specializing in managing and trading of global equity and multi-asset portfolios. Prior to joining Vident Investment Advisory, he was a Senior Portfolio Manager at ProShares for over $3 billion in ETF assets across global equities, commodities, and volatility strategies. Before that, he was a Research Analyst at the Investment Company Institute in Washington DC. Mr. Dofflemeyer holds a BA from the University of Virginia and an MBA from the University of Maryland.

The SAI provides additional information about the compensation of the Portfolio Managers, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of Shares of the Fund.

How to Buy and Sell Shares

The Fund issues and redeems its Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Fund Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

14

Share Trading Prices on the Exchange

Trading prices of Fund Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares. Neither the Fund nor the Exchange intends to disseminate the approximate share value of the Fund’s Portfolio Reference Basket, but arbitrageurs and market participants could use the component securities in the Portfolio Reference Basket to calculate intraday values that approximate the value of the Actual Portfolio (the “intraday indicative value” or “IIV”). Intraday pricing information for all constituents of the Portfolio Reference Basket for the Fund that are exchange-traded, which includes all eligible instruments except cash and cash equivalents, is available on the exchanges on which they are traded or through major market data vendors or subscription services. Intraday pricing information for cash equivalents is available through major market data vendors, subscription services and/or pricing services. Any such IIV should not be viewed as a ‘‘real-time’’ update of the NAV per share of the Fund because (i) the IIV is not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the Portfolio Reference Basket and not on the Fund’s Actual Portfolio. The Fund is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

Frequent Purchases and Redemptions of Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund reserves the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund’s NAV is calculated as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for the Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board.

Fair Value Pricing

If market quotations are unavailable or deemed unreliable by the Fund’s administrator, in consultation with the Adviser, securities will be fair valued by the Adviser in accordance with procedures adopted by the Company’s Board of Directors and under the Board of Directors’ ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

15

Dividends, Distributions,
and Taxes

Dividends and Distributions

The Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually.

Dividend Reinvestment Service

Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions; (ii) you sell your Shares listed on the Exchange; and (iii) you purchase or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities, if any, a high portfolio turnover rate or investments in non-qualified foreign corporations. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations. Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

16

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When Shares are Sold on the Exchange

For federal income tax purposes, any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than 12 months and as a short-term capital gain or loss if Shares have been held for 12 months or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Shares. If disallowed, the loss will be reflected in an upward adjustment to the basis of the Shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on and sales of Shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the Shares.

U.S. Tax Treatment of Foreign Shareholders

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale of Shares in the Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Fund is generally required to withhold 30% on certain payments to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

17

Backup Withholding

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such backup withholding. The current backup withholding rate is 24%.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

The Company on behalf of the Fund has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains).

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “DIVIDENDS, DISTRIBUTIONS, AND TAXES” in the SAI.

18

Distribution

The Distributor, Vigilant Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is Gateway Corporate Center, Ste 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317.

Additional Considerations

Payments to Financial Intermediaries.

The Adviser and Sub-Adviser, out of their own resources and without additional cost to the Fund or its shareholders, may pay intermediaries, including affiliates of the Adviser or Sub-Adviser, for the sale of Fund Shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making Shares of the Fund available to their customers generally and in investment programs. The Adviser and Sub-Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser and/or Sub-Adviser believes may facilitate investment in the Fund.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of Shares of the Fund, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund and other ETFs.

Premium/Discount Information.

The Fund is new and therefore does not have any information regarding how often Shares are traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of a Fund. Once available, this information will be presented, free of charge, on the Fund’s website at www.stancefunds.com.

Continuous Offering.

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

19

Portfolio Reference Basket Structure.

The Fund is a semi-transparent actively managed ETF that operates pursuant to an SEC exemptive order. In many respects the Fund operates similarly to traditional ETFs. For example, as described in this Prospectus, shares of the Fund are generally purchased and redeemed in Creation Unit aggregations through authorized participants, Shares of the Fund are listed and traded on a stock exchange, and individual investors can purchase or sell shares in less than Creation Unit sizes and for cash in the secondary market through a broker. The Fund’s Creation Units generally can be purchased or redeemed in-kind and/or for cash in exchange for the Portfolio Reference Basket.

However, the Fund has some novel features that differentiate it from traditional ETFs. As described above, the Fund does not disclose its complete portfolio holdings each business day, and instead, the Fund discloses other information to the market that is designed to facilitate arbitrage opportunities in Fund Shares to maintain efficient secondary market trading of Shares. On each business day before the commencement of trading in Shares on the listing exchange, the Fund publishes on its website a Portfolio Reference Basket that is designed to closely track the daily performance of the Fund’s Actual Portfolio. The Portfolio Reference Basket is comprised of all of the names of the securities in the Fund’s Actual Portfolio, and only the securities that are in the Fund’s Actual Portfolio (unless cash or cash equivalents are included), although the weightings of such holdings in the Portfolio Reference Basket will differ from the Actual Portfolio. The Portfolio Reference Basket will have a minimum weightings overlap of 90% with the Fund’s Actual Portfolio at the beginning of each trading day.

The Portfolio Reference Basket is constructed utilizing a proprietary algorithmic process to minimize daily deviations in return of the Portfolio Reference Basket relative to the Actual Portfolio and is used to facilitate the creation/redemption process and arbitrage. The Portfolio Reference Basket may be updated daily. In determining whether to update the Portfolio Reference Basket, the Sub-Adviser and Vident will consider various factors, including relative valuation of individual securities, liquidity of the securities in the Portfolio Reference Basket, tracking error of the Portfolio Reference Basket relative to the Actual Portfolio, and the cost to create and trade the Portfolio Reference Basket.

Guardrail Amount.

In addition to the disclosure of the Portfolio Reference Basket, the Fund also publishes the Portfolio Reference Basket Disclosures (which include, among other things, the “Guardrail Amount”) on its website on each business day before the commencement of trading in Shares on the Exchange. The Guardrail Amount is the maximum deviation between the weightings of the specific securities in the Portfolio Reference Basket and the weightings of those specific securities in the Actual Portfolio, as well as between the weighting of the respective cash positions. The Guardrail Amount is intended to ensure that no individual security in the Portfolio Reference Basket will be overweighted or underweighted by more than the publicly disclosed percentage when compared to the actual weighting of each security within the Actual Portfolio as of the beginning of each trading day. The Guardrail Amount is designed to help investors evaluate the risk of tracking error, which is the degree to which the performance of the Portfolio Reference Basket deviates from the performance of the Actual Portfolio.

Disclosure of Portfolio Holdings.

Shareholders can access information about the Portfolio Reference Basket and Portfolio Reference Basket Disclosures for each business day on www.stancefunds.com. The Fund discloses its complete portfolio holdings on www.stancefunds.com on a quarterly basis with a 60 day lag. Recent information, including information regarding the Fund's NAV, market price, premiums and discounts, and bid/ask spreads, is also available at www.stancefunds.com. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

20

Premium/Discount Information.

Information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, can be found at www.stancefunds.com.

Additional Information.

The Fund enters into contractual arrangements with various parties, including among others the Fund’s investment adviser and sub-advisers, who provide services to the Fund. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase Shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND’S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

21

FINANCIAL HIGHLIGHTS

Financial highlights information is not available because the Fund did not commence operations prior to the date of this prospectus.

22

INVESTMENT ADVISER

Red Gate Advisers, LLC

Gateway Corporate Center, Ste 216

223 Wilmington West Chester Pike

Chadds Ford, PA 19317

INVESTMENT SUB-ADVISERS

Stance Capital, LLC

75 Central Street, 5th Floor

Boston, Massachusetts 02109

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

ADMINISTRATOR AND
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103

UNDERWRITER

Vigilant Distributors, LLC
Gateway Corporate Center, Ste 216

223 Wilmington West Chester Pike

Chadds Ford, PA 19317

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

23

FOR MORE INFORMATION

For more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports

Once available, additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their most recently completed fiscal year. The Fund’s annual and semi-annual reports to shareholders, once available, will be available at www.stancefunds.com or by calling 800-617-0004.

Statement of Additional Information

The Fund’s SAI, March 15, 2021, has been filed with the SEC. The SAI, which includes additional information about the Fund may be obtained free of charge at www.stancefunds.com or by calling 800-617-0004. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

From the SEC

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

Investment Company Act File Number 811-05518

24

Stance Equity ESG Large Cap Core ETF

(NYSE Arca, Inc.: STNC)

A series of The RBB Fund, Inc.

______________________________

2000 Duke Street, Suite 275
Alexandria, VA 22314

Statement of

Additional Information

Dated March 15, 2021

Stance Equity ESG Large Cap Core ETF (the “Fund”) is a diversified series of The RBB Fund, Inc. (the “Company”), an open-end management investment company organized as a Maryland corporation on February 29, 1988.

Red Gate Advisers, LLC serves as the investment adviser to the Fund. Stance Capital, LLC and Vident Investment Advisory, LLC each serve as a sub-adviser to the Fund.

Information about the Fund is set forth in the prospectus dated March 15, 2021 (the “Prospectus”) and provides the basic information you should know before investing. To obtain a copy of the Prospectus and/or the Fund’s Annual and Semi-Annual Reports (when available), please write to the Fund c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 or call 800-617-0004. This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus. It is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund and the Company, and it should be read in conjunction with the Prospectus.

Table of Contents

Fund History	3
Investment Policies and Practices	4
Investment Restrictions	7
Exchange Listing and Trading	8
Management of the Company	9
Code of Ethics	17
Principal Holders	17
Investment Advisory Agreements	18
Portfolio Managers	19
Underwriter	21
Purchase and Redemption of Creation Units	21
Portfolio Holdings Information	28
Determination of Net Asset Value	29
Dividends, Distributions, and Taxes	30
Portfolio Transactions and Brokerage	32
Proxy Voting Procedures	33
Payments To Financial Intermediaries	33
Additional Information Concerning Company Shares	34
General Information	35
Financial Statements	36
Appendix A	37

Fund History

The Company is an open-end management investment company currently consisting of 36 separate portfolios. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Maryland corporation on February 29, 1988. This SAI pertains to shares of the Stance Equity ESG Large Cap Core ETF (the “Fund”). Red Gate Advisers, LLC (the “Adviser”) serves as the investment adviser to the Fund. Stance Capital, LLC (the “Sub-Adviser”) and Vident Investment Advisory, LLC (“Vident”) each serve as a sub-adviser to the Fund.

The investment objective of the Fund is to achieve long-term capital appreciation.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks total return through dividends and capital appreciation. The Fund operates pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) issued on February 26, 2021 (“Order”). In many respects the Fund operates similarly to traditional ETFs. The Fund issues and redeems shares on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units”. Creation Units generally are issued in exchange for portfolio securities and an amount of cash. Shares are listed and traded on the NYSE Arca, Inc.(the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, also in exchange for portfolio securities and an amount of cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from the Fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

The Fund also has some novel features that differentiate it from traditional ETFs. Unlike traditional ETFs that publish their portfolio holdings on a daily basis, the Fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of the Fund trade in the secondary market. Instead, the Fund publishes each business day on its website a portfolio transparency substitute - the “Portfolio Reference Basket” – which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio (“Actual Portfolio”). The Portfolio Reference Basket is comprised of all of the names of the securities in the Actual Portfolio, and only the securities that are in the Actual Portfolio (unless cash is specified). The Portfolio Reference Basket will have a minimum weightings overlap of 90% with the Actual Portfolio at the beginning of each trading day. The Fund also publishes each business day on its website the “Guardrail Amount,” which is the maximum deviation between the weightings of the specific securities in the Portfolio Reference Basket and the weightings of those specific securities in the Actual Portfolio, as well as between the weighting of the respective cash positions. The Guardrail Amount is designed to help investors evaluate the risk of tracking error, which is the difference in the performance of the Portfolio Reference Basket from the performance of the Actual Portfolio. The Adviser, on behalf of the Fund, has entered into a license agreement with Blue Tractor Group, LLC in order to operate the Fund under the Portfolio Reference Basket structure.

Under the terms of the Order, the Fund’s investments are limited to the following: ETFs, exchange-traded notes, exchange-traded common stocks, exchange-traded preferred stocks, exchange-traded American Depositary Receipts (ADRs), exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts and exchange-traded futures, in each case that are traded on a U.S. securities exchange; common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the Fund’s shares; exchange-traded futures that are traded on a U.S. futures exchange contemporaneously with the Fund’s shares; and cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). The Fund will not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) of the 1940 Act) at the time of purchase. In addition, pursuant to the Order, the Fund will not: borrow for investment purposes; hold short positions; or invest in “penny stocks” (as defined in Rule 3a51-1 under the Securities Exchange Act of 1934 (“Exchange Act”)).

The Portfolio Reference Basket also constitutes the names and quantities of instruments to be exchanged with the Fund for both purchases and redemptions of Fund shares, as described further under the heading “Purchase and Redemption of Creation Units” below.

The publication of the Portfolio Reference Basket is not the same level of transparency as the publication of the full portfolio by a fully transparent active ETF, and could cause the Fund’s Shares to have wider spreads and larger premiums/discounts than would be seen for a fully transparent active ETF using the same investment strategies. Given that this structure is unlike traditional active ETFs, the Adviser will monitor on an on-going basis how Shares trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. For at least the first three years after launch of the Fund, the Adviser will promptly call a meeting of the Fund’s Board of the Directors (the “Board”) (and will present to the Board for its consideration, recommendations for appropriate remedial measures), and the Board will promptly meet, if the tracking error (relative to the Actual Portfolio) exceeds 1%, or if, for 30 or more days in any quarter or 15 days in a row, the absolute difference between either the closing price or the mid-point of the highest bid and lowest offer at the time of calculation of the NAV (the “Bid/Ask Price”), on one hand, and NAV, on the other, exceeds 2.00% or the bid/ask spread exceeds 2.00%. In such a circumstance, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, or tracking error, as applicable. The Board will then decide whether to take any such action. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different Exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund.

Investment Policies and Practices

The Fund’s investment objectives, principal investment strategies, and associated risks are described in the Prospectus. The sections below describe some of the different types of investments that may be made by the Fund as part of its non-principal investment strategy. The following information supplements, and should be read in conjunction with, the Prospectus.

With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Types of Equity Securities

In addition to common stock, the equity securities that the Fund may purchase include securities having equity characteristics, such as rights. Common stock represents an equity or ownership interest in a company. This interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Equity securities have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Rights essentially are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights normally have a short duration and are distributed directly by the issuer to its shareholders. Rights have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

Derivatives

The Fund may invest in derivatives. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of derivatives depend largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with derivatives that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in derivatives could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in derivatives.

Securities of Other Investment Companies

The Fund may invest in securities of other investment companies, including ETF shares and shares of money market funds. The Fund’s investment in these securities (other than shares of money market funds and of certain ETFs) may be subject to certain limitations imposed by the 1940 Act — generally, a prohibition on acquiring more than 3 percent of the outstanding voting stock of another investment company. Investment companies such as ETFs and money market funds pay investment advisory and other fees and incur various expenses in connection with their operations. When the Fund invests in another investment company, shareholders of the Fund will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Fund.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, and mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent on management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity-level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code that could affect their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, and as a result, the value of such investments will fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for the Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV. Alternatively, amended Forms 1099-DIV may be sent.

Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund carries the securities. These securities include restricted securities and repurchase agreements maturing in more than seven days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid securities involve the risk that the securities will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Fund is carrying the securities. If, as a result of changes in the values of securities held by the Fund, the value of holdings by the Fund of illiquid securities exceeds 15% of the value of the Fund’s net assets, the Adviser will take appropriate actions to reduce the Fund’s holdings of illiquid securities to 15% of the value of the Fund’s net assets as soon as reasonably practicable, in a manner consistent with prudent management and the interests of the Fund.

Temporary Investments

During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

Lending Portfolio Securities

The Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of the Fund’s total assets. These loans will be secured by collateral (consisting of cash, U.S. Government Securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. The Fund will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while earning interest on the cash amounts deposited as collateral, which will be invested in short-term investments.

A loan may be terminated by the borrower on one business day’s notice, or by the Company on two business days’ notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Company may use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost exceeding the collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and the Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Fund’s transaction costs. However, loans of securities will be made only to companies the Board deems to be creditworthy (such creditworthiness will be monitored on an ongoing basis) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Fund.

When voting or consent rights that accompany loaned securities pass to the borrower, the Company will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Fund will pay reasonable finder’s, administrative, and custodial fees in connection with loans of securities. The Fund may lend foreign securities consistent with the foregoing requirements.

Cyber Security Risk

The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. While the Fund and its service providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Investment Restrictions

The Company has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Notwithstanding the fundamental and non-fundamental investment restrictions provided below, the Fund’s investments and operations will be limited by the terms and conditions of the Order.

Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

3.	Make loans, except to the extent permitted under the 1940 Act.

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.

5.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

6.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

7.	Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations.

Group of related industries is defined as three (3) or more industries based on the Adviser’s classification for the purpose of this section.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following non-fundamental restrictions, which may be changed without a shareholder vote.

1.	The Fund will not hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously. If the percentage of the Fund’s net assets invested in illiquid securities exceeds 15% due to market activity or changes in the Fund’s portfolio, the Fund will take appropriate measures to reduce its holdings of illiquid securities as soon as reasonably practicable, in a manner consistent with prudent management and the interests of the Fund.

Exchange Listing and Trading

Shares are listed for trading and trade throughout the day on the NYSE Arca, Inc. (the “Exchange”).

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of the Fund’s shares. The Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of the fund, there are fewer than 50 beneficial owners of the Fund’s shares; (ii) either the Portfolio Reference Basket or the holdings of the Fund’s portfolio are not made available to all market participants at the same time; (iii) the Fund has failed to file any filings required by the SEC or the Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC or its staff under the 1940 Act with respect to the Fund; (iv) the Exchange’s ongoing listing requirements are not continuously maintained; (iv) any of the continuous listing representations for the issue of the Fund’s shares are not continuously met; or (v) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the exchange inadvisable. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund.

The Company reserves the right to adjust the price levels of its shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, the Fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of the Fund trade in the secondary market. Given the differences between the Fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of the Fund may vary significantly from NAV, and that the’s Fund shares may trade at a wider bid/ask spread – and therefore cost investors more to trade – than shares of traditional ETFs. These risks are heightened during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Portfolio Reference Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front running the Fund’s trades of portfolio securities.

Management of the Company

The business and affairs of the Company are managed under the oversight of the Board, subject to the laws of the State of Maryland and the Company’s Charter. The Directors are responsible for deciding matters of overall policy and overseeing the actions of the Company’s service providers. The officers of the Company conduct and supervise the Company’s daily business operations.

Directors who are not deemed to be “interested persons” of the Company (as defined in the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” The Board is currently composed of seven Independent Directors and one Interested Director. The Board has selected Arnold M. Reichman, an Independent Director, to act as Chairman. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and the Company’s officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Company’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

The Board has established nine standing committees — Audit, Contract, Executive, Investment and Liquidity Risk, Nominating and Governance, Product Development, Regulatory Oversight, Strategic Oversight, and Valuation Committees. The Board may establish other committees, or nominate one or more Directors to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Board has determined that the Company’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Directors and Executive Officers

The Directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are set forth below.

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
INDEPENDENT DIRECTORS
Julian A. Brodsky 615 East Michigan Street Milwaukee, WI 53202 Age: 87	Director	1988 to present	From 1969 to 2011, Director and Vice Chairman, Comcast Corporation (cable television and communications).	36	AMDOCS Limited (service provider to telecommunications companies).
J. Richard Carnall 615 East Michigan Street Milwaukee, WI 53202 Age: 82	Director	2002 to present	Since 1984, Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.); since 2004, Director of Cornerstone Bank.	36	None
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Age: 54	Director	2012 to present	Since 2020, Chief Financial Officer, Herspiegel Consulting LLC (life sciences consulting services); Since 2020, Chief Financial Officer, Avocado Systems Inc. (cyber security software provider); 2009-2020, Chief Financial Officer, Emtec, Inc. (information technology consulting/services).	36

Emtec, Inc. (until December 2019); FS Investment Corporation (business development company) (until December 2018); FS Energy and Power Fund (business development company); Wilmington Funds (12 portfolios) (registered investment company).

Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Age: 77	Director	2006 to present	Since 1997, Consultant, financial services organizations.	36

IntriCon Corporation

(biomedical device

manufacturer);

Kalmar Pooled Investment Trust (registered investment company) (until September 2017); Wilmington Funds (12 portfolios) (registered investment company); Independence Blue Cross (healthcare insurance).

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years

Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Age: 72	Chairman Director	2005 to present 1991 to present	From 2006-2016, Co-Founder and Chief Executive Officer, Lifebooker, LLC (online beauty and health appointment booking service).	36	Independent Trustee of EIP Investment Trust (registered investment company).
Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Age: 60	Director	2018 to present	From 2014-2017, Chief Executive Officer, BNY Mellon Investment Services (fund services, global custodian and securities clearing firm); from 1983-2014, Chief Executive Officer and various positions, Pershing LLC (broker dealer, clearing and custody firm).	36

WisdomTree Investments, Inc. (asset management company) (until March 2019); Fidelity National Information Services, Inc. (financial services technology company); Ameriprise Financial, Inc. (financial services company).

Robert A. Straniere 615 East Michigan Street Milwaukee, WI 53202 Age: 79	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; since 1980, Founding Partner, Straniere Law Group (law firm).	36	Reich and Tang Group (asset management)(until 2015).

INTERESTED DIRECTOR[2]
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Age: 82	Vice Chairman Director	2016 to present 1991 to present	Since 2002, Senior Director – Investments and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	36	None

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years

OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 58	President Chief Compliance Officer	2009 to present 2004 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company).	N/A	N/A
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Age: 60	Treasurer and Secretary	2016 to present	Since 2016, Treasurer and Secretary of The RBB Fund, Inc.; from 2005 to 2016, Assistant Treasurer of The RBB Fund, Inc.; from 1995 to 2016, Senior Director and Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A
Craig A. Urciuoli 615 East Michigan Street Milwaukee, WI 53202 Age: 46	Director of Marketing & Business Development	2019 to present	Since 2019, Director of Marketing & Business Development, The RBB Fund, Inc.; from 2000-2019, Managing Director, Third Avenue Management LLC.	N/A	N/A
Jennifer Witt 615 East Michigan Street Milwaukee,WI 53202 Age: 38	Assistant Treasurer	2018 to present	Since 2016, Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2007 to 2016, Supervisor, Nuveen Investments (registered investment company).	N/A	N/A
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Age: 49	Assistant Secretary	2016 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years

Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103 Age: 61	Assistant Secretary	1999 to present	Since 1993, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A
Jillian L. Bosmann One Logan Square Suite 2000 Philadelphia, PA 19103 Age: 42	Assistant Secretary	2017 to present	Partner, Faegre Drinker Biddle & Reath LLP (law firm) (2017-Present); Faegre Drinker Biddle & Reath LLP (2006-Present).	N/A	N/A

*	Each Director oversees 36 portfolios of the Company.
1.	Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved waivers of the policy with respect to Messrs. Brodsky, Carnall, Giordano, Sablowsky and Straniere. Each officer holds office at the pleasure of the Board until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.
2.	Mr. Sablowsky is considered an “interested person” of the Company as that term is defined in the 1940 Act and is referred to as an “Interested Director.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer.

Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years. Each Director possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director of the Company. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Straniere has been a practicing attorney for over 30 years and has served on the boards of an asset management company and another registered investment company. Mr. Brodsky has over 40 years of senior executive-level management experience in the cable television and communications industry. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Carnall has decades of senior executive-level management experience in the banking and financial services industry and also serves on the boards of various corporations and a bank. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing and investment services industry, including service on the boards of industry regulatory organizations and a university.

Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of three Independent Directors. The current members of the Audit Committee are Messrs. Brodsky, Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened three times during the fiscal year ended August 31, 2020.

Contract Committee. The Board has a Contract Committee comprised of the Interested Director and three Independent Directors. The current members of the Contract Committee are Messrs. Brodsky, Chandler, Sablowsky and Straniere. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Company. The Contract Committee convened four times during the fiscal year ended August 31, 2020.

Executive Committee. The Board has an Executive Committee comprised of the Interested Director and three Independent Directors. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Company when the Board is not in session. The Executive Committee did not meet during the fiscal year ended August 31, 2020.

Investment and Liquidity Risk Committee. The Board has an Investment and Liquidity Risk Committee comprised of the Interested Director and two Independent Directors. The current members of the Investment and Liquidity Risk Committee are Messrs. Reichman, Sablowsky and Shea. The Investment and Liquidity Risk Committee ensures that the Company’s investment advisers have adopted investment risk and liquidity risk management policies and procedures. The Investment and Liquidity Risk Committee met seven times during the fiscal year ended August 31, 2020.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised of three Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Carnall, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Directors of the Company. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Company’s Secretary. The Nominating and Governance Committee convened two times during the fiscal year ended August 31, 2020.

Product Development Committee. The Board has a Product Development Committee comprised of the Interested Director and one Independent Director. The current members of the Product Development Committee are Messrs. Reichman and Sablowsky. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Company. The Product Development Committee convened three times during the fiscal year ended August 31, 2020.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Director and four Independent Directors. The current members of the Regulatory Oversight Committee are Messrs. Carnall, Reichman, Sablowsky, Shea and Straniere. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Company. The Regulatory Oversight Committee convened four times during the fiscal year ended August 31, 2020.

Strategic Oversight Committee. The Board has a Strategic Oversight Committee comprised of the Interested Director and three Independent Directors. The current members of the Strategic Oversight Committee are Messrs. Carnall, Chandler, Reichman and Sablowsky. The Strategic Oversight Committee assists the Board in its oversight and review of the Company’s strategic plan and operations. The Strategic Oversight Committee did not meet during the fiscal year ended August 31, 2020.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Director and two officers of the Company. The members of the Valuation Committee are Messrs. Faia, Sablowsky and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee convened four times during the fiscal year ended August 31, 2020.

Risk Oversight

The Board performs its risk oversight function for the Company through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Company’s investment advisers and other service providers, Company officers and the Company’s CCO. The Company is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Company is the responsibility of the Company’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Company’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Company’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Company’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Company’s CCO to discuss compliance reports, findings and issues. The Board also relies on the Company’s investment advisers and other service providers, with respect to the day-to-day activities of the Company, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Company’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Company’s independent registered public accounting firms to ensure that the Company’s respective audit scopes include risk-based considerations as to the Company’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Company’s investments or activities.

Director Ownership of Shares of the Company

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Fund and in all of the portfolios of the Company (which for each Director comprise all registered investment companies within the Company’s family of investment companies overseen by him), as of December 31, 2020.

Name of Director	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS
Julian A. Brodsky	None	Over $100,000
J. Richard Carnall	None	$10,001-$50,000
Gregory P. Chandler	None	$10,001-$50,000
Nicholas A. Giordano	None	$10,001-$50,000
Arnold M. Reichman	None	Over $100,000
Brian T. Shea	None	$10,001-$50,000
Robert A. Straniere	None	$1-$10,000

Name of Director	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies

INTERESTED DIRECTOR
Robert Sablowsky	None	Over $100,000

*	The Fund had not commenced operations prior to the date of this SAI.

Directors’ and Officers’ Compensation

Effective April 1, 2019, the Company pays each Director a retainer at the rate of $125,000 annually, $10,000 for each regular meeting of the Board, $3,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each receives an additional fee of $20,000 for his services. The Chairman of the Contract Committee and the Chairman of the Nominating and Governance Committee each receives an additional fee of $10,000 per year for his services. The Chairman of the Investment and Liquidity Risk Committee receives an additional fee of $7,500 per year for his services. The Vice Chairman of the Board receives an additional fee of $35,000 per year for his services in this capacity and the Chairman of the Board receives an additional fee of $75,000 per year for his services in this capacity.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company, and such compensation is determined by the Board. For the fiscal year ended August 31, 2020, Vigilant Compliance LLC received $557,500 in the aggregate from all series of the Company for its services. Employees of the Company serve as Treasurer, Secretary and Director of Marketing & Business Development, and are compensated for services provided. For the fiscal year ended August 31, 2020, each of the following members of the Board and the Treasurer, Secretary and Director of Marketing & Business Development received compensation from the Company in the following amounts:

Name of Director/Officer	Aggregate Compensation from the Fund*	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Directors or Officers
Independent Directors:
Julian A. Brodsky, Director	$0	N/A	N/A	$187,000
J. Richard Carnall, Director	$0	N/A	N/A	$188,000
Gregory P. Chandler, Director	$0	N/A	N/A	$217,000
Nicholas A. Giordano, Director	$0	N/A	N/A	$194,500
Arnold M. Reichman, Director and Chairman	$0	N/A	N/A	$274,000
Brian T. Shea, Director	$0	N/A	N/A	$201,500
Robert A. Straniere, Director	$0	N/A	N/A	$190,500
Interested Director:	$0
Robert Sablowsky, Director	$0	N/A	N/A	$258,500
Officers:
James G. Shaw, Treasurer and Secretary	$0	N/A	N/A	$288,000
Craig Urciuoli, Director of Marketing & Business Development	$0	N/A	N/A	$187,833

*	The Fund had not commenced operations prior to the date of this SAI.

Each compensated Director is entitled to participate in the Company’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Director may elect to defer all or a portion of his compensation and have the deferred compensation treated as if it had been invested by the Company in shares of one or more of the portfolios of the Company. The amount paid to the Directors under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2019, the Independent Directors and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Company’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Code of Ethics

The Company, the Adviser, the Sub-Adviser, Vident and Vigilant Distributors, LLC (the “Distributor”), have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Fund, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Fund’s investment activities.

Principal Holders

As of the date of this SAI, no shares of the Fund were outstanding.

Investment Advisory AgreementS

Investment Advisory Agreement

The Adviser is a Pennsylvania limited liability company with offices at Gateway Corporate Center, Ste 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317. The Adviser is owned by Craig Urciuoli and Chadds Ford Investment Management, LLC (“CFIM”), a Pennsylvania limited liability company. CFIM is controlled by Salvatore Faia and Margaret Faia. Mr. Faia is President and Chief Compliance Officer of the Company. Mr. Urciuoli is the Director of Marketing & Business Development for the Company.

The Adviser provides investment advisory services to the Fund pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) between the Company and the Adviser. After the initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

The Adviser manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board. The Adviser provides such additional administrative services as the Company may require beyond those furnished by the Administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Company.

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, the Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, fees and expenses of the Independent Directors and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

Under the terms of an expense limitation agreement entered into by the Company and the Adviser, the Adviser has contractually agreed to waive a portion of its unitary management fee for the first year of the Fund’s operations to the extent necessary to limit the Fund’s annual operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not exceeding 0.85% annually of the Fund’s average daily net assets. The Adviser may recover from the Fund fees waived for a period of three years after such fees were incurred, provided that the repayments do not cause the Fund’s operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.85% annually of the Fund’s average daily net assets, or, if less, the expense limitation that was in place at the time the fees were waived.

Sub-Advisory Agreement with the Sub-Adviser

The Sub-Adviser is a Massachusetts limited liability company located at 75 Central Street, 5th Floor, Boston, Massachusetts 02109. The Sub-Adviser is controlled by Bill Davis.

The Sub-Adviser provides investment advisory services to the Fund pursuant to the terms of a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Company, the Adviser and the Sub-Adviser. After the initial two year-term, the Sub-Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

For its services, the Sub-Adviser receives a fee from the Adviser that is computed and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets.

The Sub-Adviser makes the investment decisions for the Fund and continuously reviews, supervises and administers a separate investment program. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Company or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

Sub-Advisory Agreement with Vident

Vident is a Delaware limited liability company located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. Vident was formed in 2014 and provides investment advisory services to exchange-traded funds, including the Fund. Vident is a wholly-owned subsidiary of Vident Financial, LLC. Vident Financial, LLC was formed in 2013 to develop and license investment market solutions (indices and funds) based on strategies that combine sophisticated risk-balancing methodologies, economic freedom metrics, valuation, and investor behavior. Vident Financial, LLC is a wholly-owned subsidiary of the Vident Investors’ Oversight Trust. Vince L. Birley, Brian Shepler, and Mohammad Baki serve as the trustees of the Vident Investors’ Oversight Trust.

Vident provides investment advisory services to the Fund pursuant to the terms of a Sub-Advisory Agreement (the “Vident Sub-Advisory Agreement”) among the Company, the Adviser and Vident. After the initial two year-term, the Vident Sub-Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval. The Vident Sub-Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

For its services, Vident receives a fee from the Adviser that is computed and paid monthly at an annual rate of 0.05% of average daily net assets up to $250 million, 0.045% of average daily net assets for assets over $250 million to up to $500 million, and 0.04% for average daily net assets in excess of $500 million.

Vident is responsible for selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or Sub-Adviser, subject to the supervision of the Adviser and the Board. The Vident Sub-Advisory Agreement provides that Vident shall not be protected against any liability to the Company or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement, the Sub-Advisory Agreement and the Vident Sub-Advisory Agreement will be available in the Fund’s first semi-annual or annual report to shareholders.

Portfolio ManagerS

Bill Davis and Kyle Balkissoon are portfolio managers responsible for investment-related services provided to the Fund by the Sub-Adviser. Rafael Zayas and Ryan Dofflemeyer are portfolio managers responsible for investment-related services provided to the Fund by Vident. The following table provides information regarding accounts managed by each portfolio manager as of February 26, 2021.

Portfolio Manager; Other Accounts	Total Accounts		Accounts With Performance-Based Fees
	Number	Assets (in Millions)	Number	Assets (in Millions)
Bill Davis
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	123	$126	0	0

Kyle Balkissoon
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	123	$126	0	0

Rafael Zayas
Registered Investment Companies	32	$6,271	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	1	$34	0	0

Ryan Dofflemeyer
Registered Investment Companies	3	$2,488	0	0
Other Pooled Investment Vehicles	6	$258	0	0
Other Accounts	0	0	0	0

Portfolio Manager Compensation

Mr. Davis is compensated through equity ownership of the Adviser, adjusted to reflect current market rates, and therefore compensation is in part based on the value of the Fund’s net assets and other client accounts he is managing. Mr. Balkinissoon’s compensation consists of a cash base salary and a discretionary bonus that is based on the individual performance and overall profitability of the Sub-Adviser, which is, in part, dependent on the performance of the Fund, and therefore in part based on the value of the Fund’s net assets and other client accounts he is managing.

Vident compensates Messrs. Zayas and Dofflemeyer for their services to the Fund. Messrs. Zayas and Dofflemeyer each receive a base salary and are eligible to earn discretionary bonuses from time to time. The availability and amount of any bonus will be based on factors such as Vident’s profitability, individual performance and team contribution. Vident’s profitability is, in part, dependent on the performance of the Fund, and therefore in part based on the value of the Fund’s net assets and other client accounts it is managing.

Material Conflicts of Interest

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, each of the Sub-Adviser and Vident has established policies and procedures to ensure that the purchase and sale of securities and other investments among all accounts it manages are fairly and equitably allocated. In accordance with the Sub-Adviser’s trade rotation policy, there will be cases where the Fund will trade after other accounts.

As of March 1, 2021, the Fund’s portfolio managers did not own any shares of the Fund as no shares of the Fund were outstanding.

Underwriter

The Company has entered into a distribution agreement (the “Distribution Agreement”) with Vigilant Distributors, LLC (the “Distributor”), Gateway Corporate Center, Ste 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317, pursuant to which the Distributor acts as the Fund’s principal underwriter and distributes shares. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of at least 5,000 shares. The Distributor will not distribute shares in amounts less than a Creation Unit.

Under the Distribution Agreement, the Distributor, as agent for the Company, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Company until accepted by the Company. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Directors. The Distribution Agreement is terminable without penalty by the Company, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined under the 1940 Act) of the Company, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

Purchase and Redemption of Creation Units

Purchase and Issuance of Creation Units

The Company issues and sells shares of the Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, which typically replicates the Portfolio Reference Basket, plus the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Company reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units. Unless the Fund has authorized a custom basket (as defined below), the names and quantities of the instruments that constitute the Deposit Securities will be the same as the Portfolio Reference Basket except to the extent that the Fund requires purchases and redemptions to be made entirely or in part on a cash basis.

Pursuant to the Order, the Fund may permit or require the Fund Securities to differ from the Portfolio Reference Basket under certain circumstances. In such circumstances, the Fund may use a “custom basket” that includes instruments not in the Portfolio Reference Basket or are included in the Portfolio Reference Basket in different weightings. The Fund has adopted policies and procedures in accordance with Rule 6c-11 that govern the construction and acceptance of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets, including the process for any revisions to, or deviations from, those parameters. A custom basket may only be used when it is in the Fund’s best interests to do so, which may include implementing changes in the Fund’s portfolio, increasing the Fund’s tax efficiency, and for other reasons. When the Fund uses a custom basket, the names and/or quantities of the instruments that constitute the Deposit Securities will differ from the Portfolio Reference Basket.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Fund’s shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, make available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes from time to time as rebalancing adjustments and corporate action events are reflected by the Sub-Adviser/Vident. The composition of the Deposit Securities will change in response to adjustments to the weighting or composition of the securities constituting the Fund’s Portfolio Reference Basket.

The Company reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).

CASH PURCHASE METHOD. The Company may at its discretion permit full or partial cash purchases of Creation Units of the Fund in instances permitted by the exemptive relief the Adviser is relying on in offering the Fund. When full or partial cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant” or “AP”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by U.S. Bancorp Fund Services, LLC (“Transfer Agent”) and the Company, with respect to purchases and redemptions of Creation Units. Each AP will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Company an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase shares directly from the Fund must be placed for one or more Creation Units in the manner set forth in the Participant Agreement (the “Cut-Off Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An AP may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed on any day, the Fund will also generally not accept orders on such day. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook. With respect to the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an AP should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

Fund Deposits must be delivered by an AP through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Company or its agents. With respect to foreign Deposit Securities, the Custodian will cause the subcustodian of such Fund to maintain an account into which the AP will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Company. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the AP in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Company, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern time on the Settlement Date, then the order may be deemed to be rejected and the AP will be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Company of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Company will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, the Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The AP will be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Company of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. An additional amount of cash will be required to be deposited with the Company, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Company in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Company to buy the missing Deposit Securities at any time. APs will be liable to the Company for the costs incurred by the Company in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Company will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Company and deposited into the Company. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Fund, and Non-Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Company reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Company or the Adviser, have an adverse effect on the Company or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Company, be unlawful; or (h) circumstances outside the control of the Company, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Company, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Company, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will either of them incur any liability for the failure to give any such notification. The Company, the Transfer Agent, the Custodian and the Distributor will not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Company, and the Company’s determination will be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, the Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Fund. The Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for the Fund is $500.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE COMPANY WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Company. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges. If that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an AP by the redeeming shareholder. Notwithstanding the foregoing, at the Company’s discretion, an AP may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD. When full or partial cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the AP will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. The Fund may incur costs such as brokerage costs or taxable gains or losses that the Fund might not have incurred if the redemption had been made in-kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

REDEMPTION TRANSACTION FEES. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, the Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non- Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Company. The Non-Standard Charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for the Fund is $500.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an AP has transferred or caused to be transferred to the Company’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Company is received by the Transfer Agent from the AP on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

The AP must transmit the request for redemption, in the form required by the Company, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an AP which has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such AP. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to the Company’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or AP acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the AP must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. If neither the redeeming Shareholder nor the AP acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Company may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Company may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Company’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Company could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The AP may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an AP that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An AP may be required by the Company to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Portfolio Holdings Information

The Company has adopted, on behalf of the Fund, a policy relating to the selective disclosure of the Fund’s portfolio holdings by the Adviser, director, officer, or third party service provider, in accordance with regulations that seek to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders. The policies relating to the disclosure of the Fund’s portfolio holdings are designed to allow disclosure of portfolio holdings information where necessary to the Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of the Company that disclosure of the Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure.

The Company discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, the Company will disclose the Fund’s portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR and Form N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The Company may distribute or authorize the distribution of information about the Fund’s portfolio holdings that is not publicly available to its third-party service providers, which include U.S. Bank, N.A., the custodian; U.S. Bancorp Fund Services, LLC, the administrator, accounting agent and transfer agent; PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm; Faegre Drinker Biddle & Reath LLP, legal counsel; and FilePoint, the financial printer. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to certain independent reporting agencies recognized by the SEC as acceptable agencies for the reporting of industry statistical information. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 15-day time lag. The foregoing disclosures are made pursuant to the Company’s policy on selective disclosure of portfolio holdings. The Board or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.

The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information from a shareholder or non-shareholder if it believes that providing such information will be contrary to the best interests of the Fund.

The Board provides ongoing oversight of the Company’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Board receives from the Company’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Board receives an annual assessment of the adequacy and effectiveness of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any violation of the policy set forth above as well as any corrective action undertaken to address such violation must be reported by the Adviser, director, officer or third party service provider to the Company’s CCO, who will determine whether the violation should be reported immediately to the Board or at its next quarterly Board meeting.

On each Business Day, before commencement of trading in shares on the Exchange, the Fund will disclose on its website the Fund’s Portfolio Reference Basket and Guardrail Amount. The Portfolio Reference Basket published on the Fund’s website each Business Day will include the following information for each portfolio holding in the Portfolio Reference Basket: (1) ticker symbol; (2) CUSIP or other identifier; (3) description of holding; (4) quantity of each security or other asset held; and (5) percentage weight of the holding in the Portfolio Reference Basket. The Fund will provide a full list of holdings, including its top ten holdings, quarterly on www.stancefunds.com 60 days after the quarter-end.

Determination of Net Asset Value

The following information supplements and should be read in conjunction with the sections in the Fund’s Prospectus titled “HOW TO BUY AND SELL SHARES.”

NAV is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each day the NYSE is open, except that no computation need be made on a day on which no orders to purchase or redeem shares have been received. The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King Jr. Day (third Monday in January), Presidents Day (third Monday in February), Good Friday (Friday before Easter), Memorial Day (last Monday in May), Independence Day, Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day.

NAV per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its assets less its liabilities) by the total number of the Fund’s shares outstanding. In computing NAV, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by the National Association of Securities Dealers Automated Quotations (“NASDAQ”). If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. A pricing service may be used to determine the fair value of securities held by the Fund. Any such service might value the investments based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data-processing techniques, a matrix system, or both to determine valuation. The Board will review and monitor the methods such services use to assure itself that securities are valued at their fair values.

The values of securities held by the Fund and other assets used in computing NAV are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Dividends, Distributions, and Taxes

The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect the Fund and its shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

It is the policy of the Company each fiscal year to distribute substantially all of the Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Fund expenses) and net capital gains (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders.

Dividend Reinvestment Service

The Fund will not make the DTC book-entry dividend reinvestment service available for use by beneficial owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Fund at NAV. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to beneficial owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

Taxes - General

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes

Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Portfolio Transactions and Brokerage

Subject to the general supervision of the Board, the Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The Adviser may serve as an investment adviser to other clients, including private investment companies, and the Adviser may in the future act as an investment adviser to other registered investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Fund and others whose assets are managed by the Adviser in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Fund and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Fund.

The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

In seeking to implement the Fund’s policies, the Adviser, through a brokerage or an outsourced trading desk, conducts trades on behalf of the Fund and effects transactions with brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The Adviser may place portfolio transactions with a broker or dealer that furnishes research and other services to the Adviser and may pay higher commissions to brokers in recognition of research provided (or direct the payment of commissions to such brokers). Such services may include, but are not limited to, any one or more of the following: (1) information as to the availability of securities for purchase or sale, (2) statistical or factual information or opinions pertaining to investments, (3) wire services, (4) and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Company directly. While such services are useful and important in supplementing its own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

Proxy Voting Procedures

The Board of Directors has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Fund (“portfolio proxies”) to the Sub-Adviser, subject to the Board’s continuing oversight. The Sub-Adviser’s proxy voting policies are summarized below.

Policies of the Fund’s Sub-Adviser

It is the Sub-Adviser’s policy to vote all proxies the Fund receives in a manner that serves the Fund’s best interests. To assist in its responsibility for voting proxies and the overall voting process, the Sub-Adviser has engaged an independent third party proxy voting specialist, Glass Lewis & Co., LLC (“Glass Lewis”). The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and recordkeeping. The decision by the Adviser to retain the services of Glass Lewis is based principally on the view that the services that Glass Lewis provides, subject to oversight by the Adviser, generally will result in proxy voting decisions which serve the best economic interests of the Funds’, as well as limiting conflicts of interest between the Adviser and the Funds. The Sub-Adviser follows the Glass Lewis guidelines that focus on enhanced environmental, social and governance practices.

More Information

Each year, the Fund will make available the actual voting records relating to portfolio securities held by the Fund during the 12-month period ending June 30 without charge, upon request by calling 800-617-0004, or by accessing the SEC’s website at www.sec.gov.

Payments To Financial Intermediaries

The Adviser, the Sub-Adviser and/or their affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser, the Sub-Adviser and/or their affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser, the Sub-Adviser and/or their affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Additional Information Concerning Company Shares

The Company has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, 87.923 billion shares have been classified into 190 classes, however, the Company only has 52 active share classes that have begun investment operations. Under the Company’s charter, the Board of Directors has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of the Company will be fully paid and non-assessable.

The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

Holders of shares of each class of the Company will vote in the aggregate on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company’s Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

General Information

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of its service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm of the Fund. The independent registered public accounting firm is responsible for conducting the annual audit of the Fund’s financial statements. The selection of the independent registered public accounting firm is approved annually by the Board.

Transfer Agent

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and dividend disbursing agent.

Custodian

U.S. Bank, N.A., 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian (the “Custodian”) of the Fund’s assets and is responsible for maintaining custody of the Fund’s cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the Custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

Administrator

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the administrator (the “Administrator”) and provides various administrative and accounting services necessary for the operations of the Fund. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Fund’s general ledger, the preparation of the Fund’s financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. The Fund pays the Administrator an annual fee based on the Fund’s average net assets, subject to certain conditions. The Custodian, the Transfer Agent and the Administrator are affiliates.

No administration fee information is provided because the Fund had not commenced operations prior to the date of this SAI.

Legal Counsel

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Company has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by SEC rules and regulations. A text-only version of the Registration Statement is available on the SEC’s website, www.sec.gov.

Financial Statements

As the Fund had not commenced operations prior to the date of this SAI, there are no annual financial statements available at this time. Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

Appendix A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) – The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

1 A long-term rating can also be used to rate an issue with short maturity.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

h	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

h	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interests payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS Morningstar provides independent credit ratings services for financial institutions, corporate and sovereign entities as well as in respect of structured finance products and instruments. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on DBRS Morningstar’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. The Rating Committee process facilitates rating decisions, which are a collective assessment of DBRS Morningstar’s opinion rather than the view of an individual analyst. Ratings are based on sufficient information that incorporates both global and local considerations and the use of approved methodologies. They are independent of any actual or perceived conflicts of interest. DBRS Morningstar credit ratings are formed and disseminated based on established methodologies, models and criteria (Methodologies) that apply to entities and securities that we rate, including corporate finance issuers, financial institutions, insurance companies, public finance and sovereign entities as well as Structured Finance transactions. DBRS Morningstar methodologies are periodically reviewed and updated by the team.

 THE RBB FUND, INC.

PEA 273/278

PART C: OTHER INFORMATION

Item 28.	EXHIBITS

(a)	Articles of Incorporation.

(1)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(7)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(8)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(9)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(10)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(19)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

(27)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(30)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)	Articles of Amendment to Charter of the Registrant (Boston Partners Bond Fund – Institutional Class and Boston Partners Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)	Articles Supplementary of Registrant (Boston Partners All-Cap Value Fund – Institutional Class and Boston Partners Bond Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(39)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(44)	Articles of Amendment to Charter of the Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(45)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(46)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(47)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(48)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(49)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(50)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

(51)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.

(52)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

(53)	Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.

(54)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(55)	Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on January 26, 2009.

(56)	Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(57)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.

(58)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund f/k/a Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 6, 2010.

(59)	Articles of Amendment of Registrant (WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(60)	Articles Supplementary of Registrant (Boston Partners Global Equity Fund (f/k/a Robeco Boston Partners Global Equity Fund) and Robeco Boston Partners International Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(61)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity Fund f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(62)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

(63)	Articles Supplementary of Registrant (Boston Partners Global Long/Short Fund f/k/a Robeco Boston Partners Global Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (No. 33-20827) filed on March 29, 2013.

(64)	Articles Supplementary of Registrant (Boston Partners Long/Short/ Research Fund – Institutional Class – Institutional Class f/k/a Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(65)	Articles Supplementary of Registrant (Matson Money U.S. Equity VI Portfolio, Matson Money International VI Equity Portfolio, Matson Money Fixed Income VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.

(66)	Articles Supplementary of Registrant (SGI Global Equity Fund f/k/a Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(67)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class f/k/a Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(68)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund and Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(69)	Articles Supplementary of Registrant (Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 171 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2014.

(70)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(71)	Articles Supplementary of Registrant (Boston Partners Investment Funds) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(72)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(73)	Articles Supplementary of Registrant (Campbell Core Carry Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(74)	Articles Supplementary of Registrant (Boston Partners Alpha Blue Dynamic Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(75)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity Fund – Class C f/k/a Summit Global Investments U.S. Low Volatility Equity Fund – Class C) are incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(76)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(77)	Articles Supplementary of Registrant (SGI Small Cap Equity Fund f/k/a Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(78)	Articles Supplementary of Registrant (Fasanara Capital Absolute Return Multi-Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement (No. 33-20827) filed on April 29, 2016.

(79)	Articles of Amendment of Registrant (Campbell Dynamic Trend Fund f/k/a Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(80)	Articles Supplementary of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) are incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(81)	Articles of Amendment of Registrant (MFAM Emerging Markets Fund f/k/a Motley Fool Epic Voyage Fund) are incorporated herein by reference to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2017.

(82)	Articles Supplementary of Registrant (Orinda Income Opportunities Fund) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(83)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund — Class T) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(84)	Articles Supplementary of Registrant (Campbell Systematic Macro Fund f/k/a Campbell Managed Futures 10V Fund) are incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(85)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Fund) are incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(86)	Articles Supplementary of Registrant (Motley Fool 100 Index ETF) are incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.

(87)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(88)	Articles Supplementary of Registrant (Boston Partners Global Long/Short Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(89)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(90)	Articles Supplementary of Registrant (Aquarius International Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(91)	Articles Supplementary of Registrant (Abbey Capital Multi Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(92)	Articles of Amendment of Registrant (SGI Global Equity Fund (f/k/a Dynamic U.S. Growth Fund)) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(93)	Articles of Amendment of Registrant (SGI Global Equity Fund f/k/a Summit Global Investments Global Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(94)	Articles of Amendment of Registrant (SGI U.S. Small Cap Equity Fund f/k/a Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(95)	Articles of Amendment of Registrant (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(96)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(97)	Articles Supplementary of Registrant (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(98)	Articles Supplementary of Registrant (Motley Fool Innovation ETF) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(99)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund, MFAM Small-Mid Cap Growth Fund, MFAM Emerging Markets Fund and MFAM Small-Cap Growth ETF) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(100)	Articles of Amendment of Registrant (MFAM Mid-Cap Growth Fund (f/k/a MFAM Small-Mid Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(101)	Articles Supplementary of Registrant (Boston Partners Global Equity Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(102)	Articles Supplementary of Registrant (Campbell Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(103)	Articles of Amendment of Registrant (SGI U.S. Large Cap Equity Fund, (f/k/a Summit Global Investments U.S. Low Volatility Equity Fund), SGI Global Equity Fund (f/k/a Summit Global Investments Global Low Volatility Fund), and SGI U.S. Small Cap Equity Fund (f/k/a Summit Global Investments Small Cap Low Volatility Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(104)	Articles of Amendment of Registrant (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(105)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(106)	Articles Supplementary of Registrant (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) are incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(107)	Articles of Amendment of Registrant (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(108)	Articles Supplementary of Registrant (Stance Equity ESG Large Cap Core ETF) are incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(b)	By-Laws.

(1)	By-Laws, as amended, are incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

(c)	Instruments Defining Rights of Security Holders.

(1)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)	Investment Advisory Contracts.

(1)	Reserved.

(2)	Investment Advisory Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(3)	Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

(4)	Amendment No. 1 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(5)	Reserved.

(6)	Expense Limitation and Reimbursement Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(7)	Investment Advisory Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(8)	Expense Limitation and Reimbursement Agreement (SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, and SGI Global Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(9)	Investment Advisory Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(10)	Addendum No. 1 to Investment Advisory Agreement (Boston Partners Global Long/Short Fund f/k/a Robeco Boston Partners Global Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(11)	Investment Advisory Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(12)	Contractual Fee Waiver Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(13)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(14)	Amended and Restated Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Offshore Fund SPC (f/k/a Abbey Capital Offshore Fund Limited) and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(15)	Reserved.

(16)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and GAM Systematic LLP (formerly known as Cantab Capital Partners, LLP) is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(17)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(18)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(a)	Amendment to Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is filed herewith.

(19)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and P/E Global LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(20)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(21)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Trigon Investment Advisors LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(22)	Addendum No. 2 to Investment Advisory Agreement (WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Small/Micro Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(23)	Investment Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(24)	Reserved.

(25)	Reserved.

(26)	Reserved.

(27)	Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(28)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(29)	Reserved.

(30)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(31)	Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pier Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(32)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(33)	Addendum No. 3 to Investment Advisory Agreement (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(34)	Investment Advisory Agreement (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(35)	Contractual Fee Waiver (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(36)	Expense Limitation and Reimbursement Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(37)	Reserved.

(38)	Reserved.

(39)	Investment Advisory Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(40)	Expense Limitation and Reimbursement Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(41)	Addendum No. 4 to Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(42)	First Amendment to Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(43)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(44)	Investment Advisory Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(45)	Expense Limitation and Reimbursement Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(46)	Investment Advisory Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(47)	Investment Advisory Agreement (Campbell Systematic Macro Fund) between Campbell Systematic Macro Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(48)	Expense Limitation and Reimbursement Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(49)	Addendum No. 5 to Investment Advisory Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(50)	Reserved.

(51)	Investment Advisory Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(52)	Expense Limitation and Reimbursement Agreement (MFAM Global Opportunities Fund and MFAM Mid-Cap Growth Fund (f/k/a MFAM Small-Mid Cap Growth Fund) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(53)	Expense Limitation and Reimbursement Agreement (Abbey Capital Futures Strategy Fund and Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(54)	Investment Advisory Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(55)	Investment Advisory Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(56)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(57)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(58)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(59)	Investment Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Setanta Asset Management Limited is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(60)	Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(61)	Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Abbey Capital Multi Asset Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(62)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(63)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(64)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(65)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(66)	Reserved.

(67)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(68)	Amendment No. 2 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(69)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(70)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(71)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Onshore Series LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(72)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Master Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(73)	Investment Advisory Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small Cap Growth ETF)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(74)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Episteme Capital Partners (UK) LLP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(75)	Investment Co-Advisory Agreement (Boston Partners Global Equity Advantage Fund) among Registrant, Boston Partners Global Investors, Inc., and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(76)	Expense Limitation and Reimbursement Agreement (Boston Partners Global Equity Advantage Fund) among Registrant, Boston Partners Global Investors, Inc., and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(77)	Investment Advisory Agreement (Campbell Advantage Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(78)	Investment Advisory Agreement (Campbell Advantage Fund) between Campbell Advantage Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(79)	Addendum No. 6 to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II and Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(80)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Crabel Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(81)	Investment Advisory Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(82)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(83)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Abbey Capital Futures Strategy Fund and Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(84)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (SGI Funds) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(85)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Boston Partners Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(86)	Investment Advisory Agreement (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(87)	Addendum No. 7 to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II, Boston Partners Emerging Markets Fund and Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(88)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Crabel Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(89)	Form of Investment Advisory Agreement (Stance Equity ESG Large Cap Core ETF) between Registrant and Red Gate Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant's Registration Statement (No. 33-20827) filed on November 23, 2020.

(90)	Form of Sub-Advisory Agreement (Stance Equity ESG Large Cap Core ETF) between Red Gate Advisers, LLC and Stance Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant's Registration Statement (No. 33-20827) filed on November 23, 2020.

(91)	Sub-Advisory Agreement (Stance Equity ESG Large Cap Core ETF) among Registrant, Red Gate Advisers, LLC and Vident Investment Advisory, LLC is filed herewith.

(92)	Form of Expense Limitation and Reimbursement Agreement (Stance Equity ESG Large Cap Core ETF) between Registrant and Red Gate Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant's Registration Statement (No. 33-20827) filed on November 23, 2020.

(93)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Registrant, Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and Winton Capital Management Limited is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(94)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(e)	Underwriting Contracts.

(1)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Amendment to Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated July 11, 2017 is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(b)	Amendment to Distribution Agreement (Abbey Capital Multi-Asset Fund) between Registrant, Quasar Distributors, LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(c)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(d)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(2)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Form of Amendment to the Distribution Agreement (Aquarius International Fund) between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(b)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(c)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(3)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Bogle Investment Management, L.P. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(b)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(4)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(b)	Amendment to Distribution Agreement (Boston Partners Global Equity Advantage Fund) between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(c)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(d)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(5)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Amendment to the Distribution Agreement (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(b)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(c)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(6)	Distribution Agreement between Registrant, Vigilant Distributors, LLC (f/k/a/ Herald Investment Marketing, LLC) and Matson Money, Inc. is filed herewith.

(7)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(b)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(8)	Distribution Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund)) between Registrant and Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(9)	Distribution Agreement (Orinda Income Opportunities Fund) between Registrant, Quasar Distributors, LLC, and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(b)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Orinda Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(10)	ETF Distribution Agreement (Motley Fool 100 Index ETF) between Registrant, Quasar Distributors, LLC, and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(a)	First Amendment to the ETF Distribution Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant, Quasar Distributors, LLC and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(b)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(c)	First Amendment to the ETF Distribution Agreement between Registrant, Quasar Distributors, LLC, and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(11)	Form of Distribution Agreement (Stance Equity ESG Large Cap Core ETF) among Registrant, Vigilant Distributors, LLC and Red Gate Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant's Registration Statement (No. 33-20827) filed on November 23, 2020.

(12)	Form of Authorized Participant Agreement (Stance Equity ESG Large Cap Core ETF) is filed herewith.

(f)	Bonus or Profit Sharing Contracts.

(1)	Form of Deferred Compensation Plan is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(2)	Form of Deferred Compensation Agreement is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(g)	Custodian Agreement.

(1)	Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(2)	First Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(3)	Second Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is filed herewith.

(h)	Other Material Contracts.

(1)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(2)	Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(3)	Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(4)	Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(5)	First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(6)	First Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(7)	First Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(8)	Form of Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is filed herewith.

(9)	Form of Second Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is filed herewith.

(10)	Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is filed herewith.

(11)	Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is filed herewith.

(12)	Third Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is filed herewith.

(i)	(1)	Opinion of Counsel is filed herewith.

	(2)	Consent of Counsel is filed herewith.

(j)	Not applicable.

(k)	None.

(l)	Initial Capital Agreements.

(1)	Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990. (P)

(3)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990. (P)

(4)	Subscription Agreement between Registrant and Counselors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(6)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(7)	Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(8)	Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(9)	Purchase Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(10)	Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(11)	Purchase Agreement (WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(12)	Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(13)	Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(14)	Form of Purchase Agreement (Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(15)	Purchase Agreement (Boston Partners Long/Short Research Fund f/k/a Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(16)	Form of Purchase Agreement (Boston Partners Global Equity Fund f/k/a Robeco Boston Partners Global Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(17)	Form of Purchase Agreement (Robeco Boston Partners International Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(18)	Purchase Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(19)	Form of Purchase Agreement (Boston Partners Global Long/Short Fund – Investor Class f/k/a Robeco Boston Partners Global Long/Short Fund-Investor Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(20)	Form of Purchase Agreement (Boston Partners Global Long/Short Fund-Institutional Class f/k/a Robeco Boston Partners Global Long/Short Fund-Institutional Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(21)	Form of Purchase Agreement (SGI Global Equity Fund f/k/a Scotia Dynamic U.S. Growth Fund) between Registrant and Scotia Institutional Asset Management US, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(22)	Form of Purchase Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(23)	Form of Purchase Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(24)	Purchase Agreement (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Robeco Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(25)	Form of Purchase Agreement (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(26)	Form of Purchase Agreement (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Mid-Cap Growth Fund (f/k/a Motley Fool Great America Fund)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(27)	Form of Purchase Agreement (Orinda Income Opportunities Fund) between Registrant and Orinda Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(28)	Purchase Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(29)	Form of Purchase Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(30)	Form of Purchase Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.

(31)	Purchase Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(32)	Form of Purchase Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(33)	Purchase Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(34)	Purchase Agreement (Boston Partners Global Equity Advantage Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(35)	Purchase Agreement (Campbell Advantage Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(36)	Purchase Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(37)	Purchase Agreement (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(38)	Purchase Agreement (Stance Equity ESG Large Cap Core ETF) between Registrant and Red Gate Advisers, LLC is filed herewith.

(m)	Rule 12b-1 Plan.

(1)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(2)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

(3)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(4)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

(5)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(6)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(7)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Long/Short Research Fund-Investor Class f/k/a Robeco Boston Partners Long/Short Research Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(8)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Global Equity Fund-Investor Class f/k/a Robeco Boston Partners Global Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(9)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners International Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(10)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund — Retail Class) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(11)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund – Class A) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(12)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Global Long/Short Fund – Investor Class f/k/a Robeco Boston Partners Global Long/Short Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 154 to the Registrant’s Registration Statement (No. 33-20827) filed on July 11, 2013.

(13)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(14)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(15)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund —Class C) is incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(16)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Retail Class) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(17)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small-Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(18)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class T) is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(19)	Plan of Distribution pursuant to Rule 12b-1 (Orinda Income Opportunities Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(20)	Plan of Distribution pursuant to Rule 12b-1 (Orinda Income Opportunities Fund — Class D) is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 2017.

(21)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(22)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class P) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(23)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(24)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class A Shares (formerly Class II Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(25)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class C Shares (formerly Institutional Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(26)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class A Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(27)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class C Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(n)	Rule 18f-3 Plan.

(1)	Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant's Registration Statement (No. 33-20827) filed on December 18, 2020.

(p)	Code of Ethics.

(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(2)	Code of Ethics of Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(3)	Code of Ethics of Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(4)	Code of Ethics of Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(5)	Code of Ethics of Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(6)	Code of Ethics of Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

(7)	Code of Ethics of Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(8)	Code of Ethics of Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(9)	Code of Ethics of Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(10)	Code of Ethics of Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(11)	Code of Ethics of Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(12)	Code of Ethics of Pier Capital LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(13)	Code of Ethics of River Road Asset Management, LLC is filed herewith.

(14)	Code of Ethics of Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(15)	Code of Ethics of Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(16)	Code of Ethics of Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(17)	Code of Ethics of Orinda Asset Management LLC is filed herewith.

(18)	Code of Ethics of Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(19)	Code of Ethics of Setanta Asset Management Limited is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(20)	Code of Ethics of Red Gate Advisers, LLC is filed herewith.

(21)	Code of Ethics of Stance Capital, LLC is filed herewith.

(22)	Code of Ethics of Vident Investment Advisory, LLC is filed herewith.

(23)	Code of Ethics of Vigilant Distributors (f/k/a Herald Investment Marketing, LLC) is filed herewith.

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30.	INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 12 of the Investment Advisory Agreement between Registrant and Boston Partners Global Investors, Inc. (“Boston Partners”) (f/k/a Robeco Investment Management, Inc.), incorporated herein by reference to exhibit (d)(9), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(2) provides for the indemnification of Bogle against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), (“Matson Money”) incorporated herein by reference as exhibits (d)(3) and (d)(39) provides for the indemnification of Matson Money against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Summit Global Investments, LLC (“SGI”) incorporated herein by reference as exhibits (d)(7), (d)(11), (d)(34), (d)(81) and (d)(86) provides for the indemnification of SGI against certain losses.

Section 12 of each of the Investment Advisory Agreements with Abbey Capital Limited (“Abbey Capital”) incorporated herein by reference as exhibits (d)(13), (d)(60) and (d)(61) provides for the indemnification of Abbey Capital against certain losses.

Section 13 of each of the Investment Advisory Agreements with Abbey Capital incorporated herein by reference as exhibits (d)(14) and (d)(71) provides for the indemnification of Abbey Capital against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Altair Advisers LLC (“Altair”) incorporated herein by reference as exhibits (d)(23) and (d)(55) provide for indemnification of Altair against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Campbell & Company Investment Adviser LLC (“CCIA”) incorporated herein by reference as exhibits (d)(46), (d)(47), (d)(77), and (d)(78) provide for indemnification of CCIA against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant, Boston Partners, and CCIA incorporated herein by reference as exhibit (d)(75) provides for indemnification of Boston Partners and CCIA against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Motley Fool Asset Management, LLC (“Motley Fool”) incorporated herein by reference to exhibits (d)(51), (d)(54), and (d)(73) provides for indemnification of Motley Fool against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Orinda Asset Management LLC (“Orinda”) incorporated herein by reference to exhibit (d)(44) provides for indemnification of Orinda against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Red Gate Advisers, LLC (“Red Gate”) incorporated herein by reference to exhibit (d)(89) provides for indemnification of Red Gate against certain losses.

Section 8 of each of the Distribution Agreements between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibits (e)(1) – (e)(5), (e)(7), and (e)(9) provide for the indemnification of Quasar Distributors, LLC against certain losses.

Section 8 of each of the Distribution Agreements between Registrant and Vigilant Distributors, LLC incorporated herein by reference to exhibits (e)(6) and (e)(11) provide for the indemnification of Vigilant Distributors, LLC against certain losses.

Section 7 of the Distribution Agreement between Registrant and Foreside Funds Distributors, LLC incorporated herein by reference to exhibit (e)(8) provides for the indemnification of Foreside Funds Distributors, LLC against certain losses.

Section 6 of the Distribution Agreement between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibit (e)(10) provides for the indemnification of Quasar Distributors, LLC against certain losses.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.	Bogle Investment Management, LP:

The sole business activity of Bogle Investment Management, LP (“Bogle”), 2310 Washington Street, Suite 310, Newton Lower Falls, Massachusetts 02462, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

The directors and officers have not held any positions with other companies during the last two fiscal years.

2.	Boston Partners Global Investors, Inc.

The sole business activity of Boston Partners Global Investors, Inc. (“Boston Partners”), One Grand Central Place, 60 East 42nd Street, Suite 1550, New York, New York 10165, is to serve as an investment adviser. Boston Partners provides investment advisory services to the Boston Partners Funds and the WPG Partners Funds.

Boston Partners is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of Boston Partners is as follows:

Name and Position with Boston Partners	Other Company	Position With Other Company
Joseph F. Feeney, Jr. Chief Executive Officer, Chief Investment Officer	Robeco US Holding, Inc.	Director
William George Butterly, III General Counsel, Director of Sustainability & Engagement	Robeco Institutional Asset Management US Inc.	Chief Legal Officer, Chief Compliance Officer & Secretary
	Boston Partners Securities LLC	Chief Legal Officer
	Robeco Trust Company	Chief Operating Officer, Secretary & Director
	RobecoSAM USA, Inc.	Chief Legal Officer, Chief Compliance Officer & Secretary
	Robeco Boston Partners (UK) Limited	Director, Chief Operating Officer & Secretary

Gregory Varner Chief Financial Officer
Matthew Davis Chief Administrative Officer	Robeco Institutional Asset Management US Inc.	President, Treasurer & Director
	Boston Partners Securities LLC	Chief Financial Officer
	Robeco Trust Company	Director, President, Chief Financial Officer, Treasurer & Director
	Robeco Boston Partners (UK) Limited	Chief Financial Officer
Mark Kuzminskas Chief Operating Officer
David Steyn Director	Orix Corporation Europe N.V.	Chief Executive Officer
Leni M. Boeren Director	Orix Corporation Europe N.V.	Chief Operating Officer
	Robeco Institutional Asset Management B.V.	Director
	RobecoSAM AG	Director
	RobecoSAM USA, Inc.	Director
Martin Mlynár Director	Corestone Investment Managers AG	Chief Executive Officer
	Source Capital AG	Board Member
	Source Capital Holding AG	Board Member

3.	Matson Money, Inc.:

The sole business activity of Matson Money, Inc. (“Matson Money”), 5955 Deerfield Blvd., Mason, Ohio 45040, is to serve as an investment adviser. Matson Money is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Matson Money indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Matson Money, Inc.	Name of Other Company	Position With Other Company
Mark E. Matson CEO	Keep It Tight Fitness, LLC	50% owner
Mark E. Matson CEO	The Matson Family Foundation	100% owner
Michelle Matson Vice President/ Secretary	None	None
Daniel J. List Chief Compliance Officer	None	None

4.	Summit Global Investments, LLC:

The sole business activity of Summit Global Investments, LLC (“SGI”), 620 South Main Street, Bountiful, Utah 84010, is to serve as an investment adviser. SGI is registered under the Investment Advisers Act of 1940.

The only employment of a substantial nature of each of SGI’s directors and officers is with SGI.

5.	Abbey Capital Limited:

The only employment of a substantial nature of each of Abbey Capital Limited directors and officers is with Abbey Capital Limited.

6.	Altair Advisers LLC:

The only employment of a substantial nature of each of Altair Advisers LLC directors and officers is with Altair Advisers LLC.

7.	Campbell & Company Investment Adviser LLC:

The principal business activity of Campbell & Company Investment Adviser LLC (“CCIA”), 2850 Quarry Lake Drive, Baltimore, Maryland 21209, is to serve as an investment adviser. CCIA is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of CCIA indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with CCIA	Name of Other Company	Position With Other Company
G. Williams Andrews Chief Executive Officer	Campbell & Company, LP	Chief Executive Officer
	Campbell & Company, LLC	Director and Chief Executive Officer
	Campbell Financial Services, LLC	Director
	Campbell Core Offshore Limited	Director
	Campbell Equity Advantage Offshore Fund Limited	Director
	Campbell Advantage Offshore Limited	Director
	Campbell Offshore Fund Limited	Director

Dr. Kevin Cole Chief Investment Officer	Campbell & Company, LP	Chief Investment Officer
	Campbell & Company, LLC	Director and Chief Investment Officer
Thomas P. Lloyd General Counsel & Secretary	Campbell & Company, LP	General Counsel, Chief Compliance Officer, and Secretary
	Campbell & Company, LLC	Director and Secretary
	Campbell Core Offshore Limited	Director
	Campbell Financial Services, LLC	Director, President, Chief Compliance Officer, and Secretary
	Campbell Advantage Offshore Limited	Director
Gabriel A. Morris Chief Operating Officer	Campbell & Company, LP	Chief Operating Officer
	Campbell Financial Services, LLC	Director, Chief Financial Officer, Chief Operating Officer, and Treasurer
	Campbell & Company, LLC	Director and Chief Operating Officer

8.	Motley Fool Asset Management, LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Motley Fool Asset Management, LLC and each director, officer, or partner of Motley Fool Asset Management, LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Motley Fool Asset Management, LLC, as filed with the SEC on December 24, 2020, and is incorporated herein by this reference.

9.	Orinda Asset Management, LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Orinda Asset Management, LLC and each director, officer, or partner of Orinda Asset Management, LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Orinda Asset Management LLC, as filed with the SEC on January 11, 2021, and is incorporated herein by this reference.

10.	Red Gate Advisers, LLC:

The principal business activity of Red Gate Advisers, LLC (“Red Gate”), Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317, is to serve as an investment adviser. Red Gate is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Red Gate indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Red Gate	Name of Other Company	Position With Other Company
Craig Urciuoli Chief Executive Officer	The RBB Fund, Inc. Third Avenue Management LLC	Director of Marketing & Business Development Managing Director (until 2019)

Item 32.	PRINCIPAL UNDERWRITER

(a)(1) Quasar Distributors, LLC (“Quasar”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2.	American Trust Allegiance Fund, Series of Advisors Series Trust
3.	Capital Advisors Growth Fund, Series of Advisors Series Trust
4.	Chase Growth Fund, Series of Advisors Series Trust
5.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6.	Edgar Lomax Value Fund, Series of Advisors Series Trust
7.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
10.	Huber Capital Diversified Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Capital Equity Income Fund, Series of Advisors Series Trust
12.	Huber Capital Mid Cap Value Fund, Series of Advisors Series Trust
13.	Huber Capital Small Cap Value Fund, Series of Advisors Series Trust
14.	Logan Capital International Fund, Series of Advisors Series Trust
15.	Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.	Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
17.	Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust

18.	O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
19.	PIA BBB Bond Fund, Series of Advisors Series Trust
20.	PIA High Yield Fund, Series of Advisors Series Trust
21.	PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
22.	PIA MBS Bond Fund, Series of Advisors Series Trust
23.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
24.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
25.	Poplar Forest Partners Fund, Series of Advisors Series Trust
26.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
27.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
28.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.	Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
31.	Scharf Fund, Series of Advisors Series Trust
32.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.	Semper MBS Total Return Fund, Series of Advisors Series Trust
35.	Semper Short Duration Fund, Series of Advisors Series Trust
36.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
37.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
38.	The Aegis Funds
39.	Allied Asset Advisors Funds
40.	Alpha Architect ETF Trust
41.	Angel Oak Funds Trust
42.	Barrett Opportunity Fund, Inc.
43.	Bridges Investment Fund, Inc.
44.	Brookfield Investment Funds
45.	Buffalo Funds
46.	Cushing® Mutual Funds Trust
47.	DoubleLine Funds Trust
48.	Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
49.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
53.	The Acquirers Fund, Series of ETF Series Solutions
54.	AI Powered International Equity ETF, Series of ETF Series Solutions
55.	AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
56.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
57.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
58.	Aptus Defined Risk ETF, Series of ETF Series Solutions
59.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
60.	CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
61.	Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
62.	ClearShares OCIO ETF, Series of ETF Series Solutions
63.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.	Deep Value ETF, Series of ETF Series Solutions

66.	Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
67.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.	Hoya Capital Housing ETF, Series of ETF Series Solutions
69.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
70.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
71.	LHA Market State US Tactical ETF, Series of ETF Series Solutions
72.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
73.	Loncar China BioPharma ETF, Series of ETF Series Solutions
74.	Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
75.	Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
76.	Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
77.	Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
78.	Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
79.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
80.	Opus Small Cap Value ETF, Series of ETF Series Solutions
81.	Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
82.	US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
83.	US Global JETS ETF, Series of ETF Series Solutions
84.	US Vegan Climate ETF, Series of ETF Series Solutions
85.	Volshares Large Cap ETF, Series of ETF Series Solutions
86.	First American Funds, Inc.
87.	FundX Investment Trust
88.	The Glenmede Fund, Inc.
89.	The Glenmede Portfolios
90.	The GoodHaven Funds Trust
91.	Greenspring Fund, Incorporated
92.	Harding, Loevner Funds, Inc.
93.	Hennessy Funds Trust
94.	Horizon Funds
95.	Hotchkis & Wiley Funds
96.	Intrepid Capital Management Funds Trust
97.	Jacob Funds Inc.
98.	The Jensen Quality Growth Fund Inc.
99.	Kirr, Marbach Partners Funds, Inc.
100.	AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
101.	Core Alternative ETF, Series of Listed Funds Trust
102.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
103.	LKCM Funds
104.	LoCorr Investment Trust
105.	Lord Asset Management Trust
106.	MainGate Trust
107.	Manager Directed Portfolios
108.	ATAC Rotation Fund, Series of Managed Portfolio Series
109.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
110.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
111.	Great Lakes Bond Fund, Series of Managed Portfolio Series
112.	Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
113.	Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
114.	Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
115.	Jackson Square All-Cap Growth Fund, Series of Managed Portfolio Series

116.	Jackson Square Global Growth Fund, Series of Managed Portfolio Series
117.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
118.	Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
119.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
120.	LK Balanced Fund, Series of Managed Portfolio Series
121.	Muhlenkamp Fund, Series of Managed Portfolio Series
122.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
123.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
124.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
125.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
126.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
127.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
128.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
129.	TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
130.	Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
131.	Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
132.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
133.	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
134.	Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
135.	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
136.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
137.	Matrix Advisors Funds Trust
138.	Matrix Advisors Value Fund, Inc.
139.	Monetta Trust
140.	Nicholas Equity Income Fund, Inc.
141.	Nicholas Fund, Inc.
142.	Nicholas II, Inc.
143.	Nicholas Limited Edition, Inc.
144.	Permanent Portfolio Family of Funds
145.	Perritt Funds, Inc.
146.	Procure ETF Trust II
147.	Professionally Managed Portfolios
148.	Prospector Funds, Inc.
149.	Provident Mutual Funds, Inc.
150.	RBC Funds Trust
151.	Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
152.	Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
153.	Adara Smaller Companies Fund, Series of RBB Fund, Inc.
154.	Aquarius International Fund, Series of RBB Fund, Inc.
155.	Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
156.	Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
157.	Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.
158.	Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.
159.	Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.
160.	Boston Partners Global Equity Fund, Series of RBB Fund, Inc.
161.	Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.
162.	Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.
163.	Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.
164.	Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.
165.	Campbell Advantage Fund, Series of RBB Fund, Inc.
166.	Campbell Systematic Macro Fund, Series of RBB Fund, Inc.

167.	MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.
168.	Motley Fool 100 Index ETF, Series of RBB Fund, Inc.
169.	Orinda Income Opportunities Fund, Series of RBB Fund, Inc.
170.	SGI Conservative Fund, Series of RBB Fund, Inc.
171.	SGI Global Equity Fund, Series of RBB Fund, Inc.
172.	SGI Peak Growth Fund, Series of RBB Fund, Inc.
173.	SGI Prudent Growth Fund, Series of RBB Fund, Inc.
174.	SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.
175.	SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.
176.	SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.
177.	WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.
178.	Series Portfolios Trust
179.	Thompson IM Funds, Inc.
180.	TrimTabs ETF Trust
181.	Trust for Advised Portfolios
182.	Barrett Growth Fund, Series of Trust for Professional Managers
183.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
184.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
185.	Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
186.	Convergence Market Neutral Fund, Series of Trust for Professional Managers
187.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
188.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
189.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
190.	Jensen Quality Value Fund, Series of Trust for Professional Managers
191.	Marketfield Fund, Series of Trust for Professional Managers
192.	Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
193.	Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
194.	Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
195.	Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
196.	Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
197.	Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
198.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
199.	USCA Fund Trust
200.	USQ Core Real Estate Fund
201.	Wall Street EMN Funds Trust
202.	Wisconsin Capital Funds, Inc.

(a)(2) Foreside Funds Distributors LLC serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Fairholme Funds, Inc.
2.	FundVantage Trust
3.	GuideStone Funds
4.	Matthews International Funds (d/b/a Matthews Asia Funds)
5.	Motley Fool Funds, Series of The RBB Fund, Inc.
6.	New Alternatives Fund
7.	Old Westbury Funds, Inc.
8.	The Torray Fund

9.	Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)
10.	Versus Capital Real Assets Fund LLC

(a)(3) Vigilant Distributors, LLC serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Free Market Fixed Income Fund, Series of The RBB Fund, Inc.
2.	Free Market International Equity Fund, Series of The RBB Fund, Inc.
3.	Free Market US Equity Fund, Series of The RBB Fund, Inc.
4.	Matson Money Fixed Income VI Portfolio, Series of The RBB Fund, Inc.
5.	Matson Money International Equity VI Portfolio, Series of The RBB Fund, Inc.
6. 7. 8.	Matson Money US Equity VI Portfolio, Series of The RBB Fund, Inc. Stance Equity ESG Large Cap Core ETF, Series of The RBB Fund, Inc. YCG Funds

(b)(1) The following are the Officers and Manager of Quasar, one of the Registrant’s underwriters. Quasar’s main business address is 111 East Kilbourn Ave., Suite 2200, Milwaukee, Wisconsin 53202.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 East Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(b)(2)	The following are the Officers and Manager of Foreside Funds Distributors LLC, one of the Registrant’s underwriters. Foreside Funds Distributors LLC’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 East Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(b)(3)	The following are the Officers and Manager of Vigilant Distributors, LLC, one of the Registrant’s underwriters. Vigilant Distributors, LLC’s main business address is Gateway Corporate Center, Ste 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317.

Name	Address	Position with Underwriter	Position with Registrant
John Brett	Gateway Corporate Center, Ste 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	President and Principals Operations Officer	None
Patrick Chism	Gateway Corporate Center, Ste 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	Chief Executive Officer and Chief Compliance Officer	None
Gerald Scarpati	Gateway Corporate Center, Ste 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	Chief Financial Officer and Principal Financial Officer	None

(c)	Not Applicable

Item 33.	LOCATION OF ACCOUNTS AND RECORDS

(1)	Boston Partners Global Investors, Inc., One Grand Central Place, 60 East 42nd Street, Suite 1550, New York, New York 10165 (records relating to its function as investment adviser).

(2)	Bogle Investment Management, L.P., 2310 Washington Street, Suite 310, Newton Lower Falls, Massachusetts 02462 (records relating to its function as investment adviser).

(3)	Matson Money, Inc. (formerly Abundance Technologies, Inc.), 5955 Deerfield Blvd., Mason, Ohio 45040 (records relating to its function as investment adviser).

(4)	Summit Global Investments, LLC, 620 South Main Street, Bountiful, Utah 84010 (records relating to its function as investment adviser).

(5)	Abbey Capital Limited, 1-2 Cavendish Row, Dublin 1, Ireland (records relating to its function as investment adviser).

(6)	Altair Advisers LLC, 303 West Madison, Suite 600, Chicago, Illinois 60606 (records relating to its function as investment adviser).

(7)	Campbell & Company Investment Adviser LLC, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 (records relating to its function as investment adviser).

(8)	Motley Fool Asset Management, LLC, 2000 Duke Street, Suite 275, Alexandria, Virginia 22314 (records relating to its function as investment adviser).

(9)	Orinda Asset Management, LLC, 3390 Mt. Diablo Boulevard, Suite 250, Lafayette, California 94549 (records relating to its function as investment adviser).

(10)	Red Gate Advisers, LLC, Gateway Corporate Center, Ste 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317 (records relating to its function as investment adviser).

(11)	U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent).

(12)	U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian).

(13)	Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (records relating to its function as underwriter).

(14)	Foreside Funds Distributors LLC, 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania 19312 (records related to its function as underwriter).

(15)	Vigilant Distributors, LLC, Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317 (records relating to its function as underwriter).

Item 34.	MANAGEMENT SERVICES

None.

Item 35.	UNDERTAKINGS

(a)	Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b)	Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant’s latest annual report to shareholders upon request and without charge.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chadds Ford, and Commonwealth of Pennsylvania on March 11, 2021.

THE RBB FUND, INC.

By:	/s/ Salvatore Faia
Salvatore Faia
President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Salvatore Faia	President (Principal Executive Officer) and Chief Compliance Officer	March 11, 2021
Salvatore Faia

/s/ James G. Shaw	Treasurer (Chief Financial Officer) and Secretary	March 11, 2021
James G. Shaw

*J. Richard Carnall	Director	March 11, 2021
J. Richard Carnall

*Julian A. Brodsky	Director	March 11, 2021
Julian A. Brodsky

*Arnold M. Reichman	Director	March 11, 2021
Arnold M. Reichman

*Robert Sablowsky	Director	March 11, 2021
Robert Sablowsky

*Robert Straniere	Director	March 11, 2021
Robert Straniere

*Nicholas A. Giordano	Director	March 11, 2021
Nicholas A. Giordano

*Gregory P. Chandler	Director	March 11, 2021
Gregory P. Chandler

*Brian T. Shea	Director	March 11, 2021
Brian T. Shea

*By:	/s/ Salvatore Faia
Salvatore Faia
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Julian A. Brodsky

Julian A. Brodsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ J. Richard Carnall

J. Richard Carnall

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Nicholas A. Giordano

Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Arnold M. Reichman

Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Robert Sablowsky

Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert A. Straniere, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Robert Straniere

Robert Straniere

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 17, 2017

/s/ Gregory P. Chandler

Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Brian T. Shea, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 10, 2018

/s/ Brian T. Shea

Brian T. Shea

PEA 273/278

EXHIBIT	DESCRIPTION
(d)(18)(a)	Amendment to Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP
(d)(91)	Sub-Advisory Agreement (Stance Equity ESG Large Cap Core ETF) among Registrant, Red Gate Advisers, LLC and Vident Investment Advisory, LLC
(e)(6)	Distribution Agreement between Registrant, Vigilant Distributors, LLC (f/k/a Herald Investment Marketing, LLC) and Matson Money, Inc.
(e)(12)	Form of Authorized Participant Agreement (Stance Equity ESG Large Cap Core ETF)
(g)(3)	Second Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association
(h)(8)	Form of Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC
(h)(9)	Form of Second Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC
(h)(10)	Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC
(h)(11)	Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC
(h)(12)	Third Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC
(i)(1)	Opinion of Counsel
(i)(2)	Consent of Counsel
(l)(38)	Purchase Agreement (Stance Equity ESG Large Cap Core ETF) between Registrant and Red Gate Advisers, LLC
(p)(13)	Code of Ethics of River Road Asset Management, LLC
(p)(17)	Code of Ethics of Orinda Asset Management LLC
(p)(20)	Code of Ethics of Red Gate Advisers, LLC
(p)(21)	Code of Ethics of Stance Capital, LLC
(p)(22)	Code of Ethics of Vident Investment Advisory, LLC
(p)(23)	Code of Ethics of Vigilant Distributors, LLC (f/k/a Herald Investment Marketing, LLC)